As filed with the Securities and Exchange Commission on June 30, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07292

                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 466-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600


                    Date of fiscal year end: October 31, 2006

                    Date of reporting period: April 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS


[LOGO] ISI
           INTERNATIONAL STRATEGY & INVESTMENT


                             SEMI - ANNUAL REPORT

                                APRIL 30, 2006

                                    [GRAPHIC]



                         TOTAL RETURN US TREASURY FUND

                            MANAGED MUNICIPAL FUND

                      NORTH AMERICAN GOVERNMENT BOND FUND

                               ISI STRATEGY FUND

PAGE>


ISI FUNDS SEMI - ANNUAL REPORT - TABLE OF CONTENTS


                    Investment Advisor's Message........  1

                    Performance Comparisons.............  2

                    Shareholder Expense Example.........  7

                    Portfolio Profiles..................  9

                    Schedules of Investments............ 10

                    Statements of Assets and Liabilities 22

                    Statements of Operations............ 24

                    Statements of Changes in Net Assets. 26

                    Financial Highlights................ 30

                    Notes to Financial Statements....... 35

INVESTMENT ADVISOR'S MESSAGE

Dear Shareholder:

   I am pleased to present the semi-annual report to shareholders for the ISI Funds (each a 'Fund' and collectively, the 'Funds'). This report covers the six-month reporting period ended April 30, 2006. For this period, the Total Return US Treasury Fund, Inc. ('Total Return') produced a -0.95% return; Managed Municipal Fund, Inc. ('Managed Municipal') produced a +0.76% return; North American Government Bond Fund, Inc. ('North American') produced a +0.24% return in its Class A Shares and a -0.09 % return in its Class C Shares; and ISI Strategy Fund ('Strategy') produced a +8.25% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE OF A FUND, PLEASE CALL (800) 955-7175.

DESCRIPTION OF FUND OBJECTIVES

   Total Return, Managed Municipal, North American and Strategy are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

   International Strategy & Investment, Inc. ('ISI') manages all four Funds. Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

   We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/

R. Alan Medaugh
President
May 8, 2006

TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON/1/

Total Return US Treasury Fund - ISI Shares, Lehman Brothers Treasury Index, Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long-Term Treasury Index: Value of a $10,000 Investment (for 10 Years ended
April 30, 2006)

                                    [CHART]

           Total Return US      Lehman       Lehman Brothers  Lehman Brothers
            Treasury Fund -    Brothers        Intermediate       Long-Term
              ISI Shares     Treasury Index   Treasury Index   Treasury Index
              ----------     --------------   --------------   --------------
 4/30/1996    $ 9,700          $10,000          $10,000           $10,000
 5/31/1996      9,670            9,981            9,995             9,948
 6/30/1996      9,815           10,107           10,095            10,160
 7/31/1996      9,828           10,131           10,125            10,164
 8/31/1996      9,749           10,110           10,138            10,037
 9/30/1996      9,949           10,276           10,268            10,314
10/31/1996     10,252           10,502           10,436            10,719
11/30/1996     10,527           10,684           10,561            11,077
12/31/1996     10,320           10,574           10,503            10,808
 1/31/1997     10,281           10,584           10,542            10,731
 2/28/1997     10,274           10,597           10,558            10,736
 3/31/1997     10,117           10,483           10,496            10,461
 4/30/1997     10,270           10,633           10,613            10,714
 5/31/1997     10,371           10,725           10,696            10,834
 6/30/1997     10,526           10,845           10,787            11,043
 7/31/1997     10,965           11,156           10,989            11,692
 8/31/1997     10,760           11,043           10,945            11,366
 9/30/1997     10,950           11,211           11,064            11,679
10/31/1997     11,175           11,406           11,194            12,073
11/30/1997     11,256           11,465           11,220            12,233
12/31/1997     11,416           11,586           11,312            12,438
 1/31/1998     11,589           11,763           11,463            12,691
 2/28/1998     11,535           11,728           11,448            12,600
 3/31/1998     11,562           11,760           11,482            12,626
 4/30/1998     11,588           11,813           11,537            12,673
 5/31/1998     11,752           11,936           11,617            12,915
 6/30/1998     11,940           12,073           11,695            13,216
 7/31/1998     11,920           12,092           11,741            13,160
 8/31/1998     12,391           12,420           11,973            13,754
 9/30/1998     12,746           12,767           12,262            14,258
10/31/1998     12,573           12,726           12,286            14,042
11/30/1998     12,659           12,723           12,240            14,150
12/31/1998     12,649           12,748           12,287            14,120
 1/31/1999     12,726           12,822           12,340            14,247
 2/28/1999     12,287           12,495           12,161            13,547
 3/31/1999     12,291           12,543           12,241            13,516
 4/30/1999     12,332           12,572           12,276            13,535
 5/31/1999     12,186           12,455           12,197            13,322
 6/30/1999     12,102           12,429           12,220            13,181
 7/31/1999     12,055           12,419           12,231            13,118
 8/31/1999     12,008           12,420           12,256            13,066
 9/30/1999     12,101           12,515           12,351            13,163
10/31/1999     12,092           12,529           12,367            13,171
11/30/1999     12,032           12,505           12,372            13,082
12/31/1999     11,932           12,422           12,338            12,886
 1/31/2000     12,066           12,455           12,304            13,070
 2/29/2000     12,320           12,642           12,400            13,464
 3/31/2000     12,641           12,893           12,558            13,925
 4/30/2000     12,605           12,852           12,549            13,813
 5/31/2000     12,569           12,872           12,602            13,763
 6/30/2000     12,775           13,089           12,784            14,061
 7/31/2000     12,941           13,224           12,870            14,303
 8/31/2000     13,176           13,418           13,004            14,629
 9/30/2000     13,071           13,428           13,104            14,452
10/31/2000     13,240           13,559           13,190            14,678
11/30/2000     13,534           13,837           13,382            15,141
12/31/2000     13,816           14,101           13,604            15,498
 1/31/2001     13,849           14,216           13,765            15,524
 2/28/2001     14,049           14,388           13,892            15,790
 3/31/2001     14,011           14,434           14,002            15,710
 4/30/2001     13,732           14,255           13,946            15,283
 5/31/2001     13,764           14,299           14,004            15,302
 6/30/2001     13,812           14,376           14,054            15,434
 7/31/2001     14,220           14,734           14,309            16,009
 8/31/2001     14,457           14,930           14,433            16,351
 9/30/2001     14,563           15,167           14,731            16,473
10/31/2001     15,037           15,587           14,955            17,282
11/30/2001     14,540           15,201           14,785            16,461
12/31/2001     14,396           15,053           14,714            16,151
 1/31/2002     14,490           15,154           14,755            16,307
 2/28/2002     14,585           15,291           14,877            16,550
 3/31/2002     14,243           14,923           14,649            15,881
 4/30/2002     14,611           15,294           14,911            16,484
 5/31/2002     14,675           15,380           15,014            16,535
 6/30/2002     14,923           15,597           15,197            16,832
 7/31/2002     15,295           15,966           15,500            17,352
 8/31/2002     15,745           16,311           15,662            18,109
 9/30/2002     16,167           16,751           15,963            18,864
10/31/2002     15,905           16,566           15,934            18,322
11/30/2002     15,752           16,402           15,786            18,119
12/31/2002     16,132           16,828           16,079            18,862
 1/31/2003     16,072           16,777           16,033            18,798
 2/28/2003     16,360           17,065           16,206            19,367
 3/31/2003     16,268           16,994           16,206            19,123
 4/30/2003     16,351           17,073           16,238            19,317
 5/31/2003     16,867           17,566           16,490            20,404
 6/30/2003     16,757           17,458           16,464            20,092
 7/31/2003     16,002           16,692           16,103            18,295
 8/31/2003     16,086           16,791           16,126            18,587
 9/30/2003     16,529           17,297           16,460            19,555
10/31/2003     16,271           17,033           16,299            19,011
11/30/2003     16,307           17,054           16,294            19,103
12/31/2003     16,420           17,205           16,418            19,330
 1/31/2004     16,560           17,352           16,499            19,661
 2/29/2004     16,761           17,567           16,652            20,053
 3/31/2004     16,894           17,732           16,769            20,358
 4/30/2004     16,335           17,161           16,390            19,216
 5/31/2004     16,295           17,102           16,343            19,121
 6/30/2004     16,377           17,171           16,378            19,296
 7/31/2004     16,495           17,335           16,489            19,622
 8/31/2004     16,841           17,693           16,731            20,351
 9/30/2004     16,871           17,739           16,738            20,523
10/31/2004     17,025           17,879           16,830            20,825
11/30/2004     16,789           17,639           16,658            20,361
12/31/2004     16,980           17,814           16,750            20,819
 1/31/2005     17,189           17,944           16,768            21,344
 2/28/2005     17,044           17,797           16,660            21,069
 3/31/2005     16,988           17,739           16,624            20,928
 4/30/2005     17,294           18,051           16,827            21,644
 5/31/2005     17,546           18,272           16,956            22,206
 6/30/2005     17,708           18,384           17,009            22,539
 7/31/2005     17,414           18,135           16,851            21,947
 8/31/2005     17,742           18,423           17,045            22,586
 9/30/2005     17,446           18,178           16,905            21,938
10/31/2005     17,260           18,036           16,830            21,534
11/30/2005     17,332           18,123           16,904            21,668
12/31/2005     17,609           18,311           17,011            22,173
 1/31/2006     17,514           18,257           16,994            21,970
 2/28/2006     17,568           18,283           16,988            22,126
 3/31/2006     17,248           18,086           16,929            21,371
 4/30/2006     17,095           18,011           16,937            20,955



                                   Cumulative Total Returns With Load             Average Annual Total Returns With Load

Periods Ending                                                        Since                                        Since
April 30, 2006            6 Months 1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Total Return US Treasury
 Fund - ISI Shares         -3.94%  -4.07%  1.38%  20.73%   70.95%    221.12%    -4.07%  0.46%   3.84%   5.51%      6.81%
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Treasury
 Index/3/                  -0.14%  -0.22%  5.49%  26.36%   80.11%    250.67%    -0.22%  1.80%   4.79%   6.06%      7.36%
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/3/                   0.64%   0.66%  4.31%  21.45%   69.37%    214.17%     0.66%  1.42%   3.96%   5.41%      6.70%
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Long-
 Term Treasury Index/3/    -2.69%  -3.18%  8.48%  37.11%  109.55%    365.39%    -3.18%  2.75%   6.52%   7.68%      9.10%
----------------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately 9.6 years.
/2/ The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
/3/ The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON/1/

Managed Municipal Fund - ISI Shares, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index:
Value of a $10,000 Investment (for 10 Years ended April 30, 2006)

                                 [CHART]

                                                   Lehman Brothers
                 Managed        Lehman Brothers       Prerefunded
             Municipal Fund -        General        Municipal Bond   Consumer
                ISI Shares      Obligation Index        Index      Price Index
                ----------      ----------------        -----      -----------
  4/30/1996      $ 9,700            $10,000            $10,000      $10,000
  5/31/1996        9,669              9,984              9,999       10,019
  6/30/1996        9,787             10,085             10,040       10,026
  7/31/1996        9,905             10,181             10,132       10,045
  8/31/1996        9,862             10,180             10,129       10,064
  9/30/1996       10,000             10,305             10,223       10,096
 10/31/1996       10,129             10,425             10,302       10,128
 11/30/1996       10,307             10,619             10,429       10,147
 12/31/1996       10,240             10,577             10,405       10,147
  1/31/1997       10,240             10,605             10,442       10,179
  2/28/1997       10,313             10,702             10,525       10,211
  3/31/1997       10,171             10,564             10,410       10,237
  4/30/1997       10,255             10,646             10,444       10,250
  5/31/1997       10,408             10,805             10,593       10,243
  6/30/1997       10,522             10,922             10,663       10,256
  7/31/1997       10,835             11,205             10,844       10,269
  8/31/1997       10,681             11,105             10,792       10,288
  9/30/1997       10,826             11,231             10,885       10,313
 10/31/1997       10,882             11,293             10,928       10,339
 11/30/1997       10,927             11,346             10,952       10,333
 12/31/1997       11,100             11,507             11,046       10,320
  1/31/1998       11,213             11,626             11,143       10,339
  2/28/1998       11,187             11,635             11,174       10,358
  3/31/1998       11,193             11,646             11,171       10,377
  4/30/1998       11,125             11,584             11,137       10,397
  5/31/1998       11,328             11,775             11,275       10,416
  6/30/1998       11,354             11,817             11,315       10,429
  7/31/1998       11,370             11,846             11,358       10,441
  8/31/1998       11,576             12,033             11,480       10,454
  9/30/1998       11,719             12,194             11,574       10,467
 10/31/1998       11,702             12,197             11,618       10,493
 11/30/1998       11,729             12,237             11,654       10,493
 12/31/1998       11,772             12,276             11,673       10,486
  1/31/1999       11,912             12,437             11,799       10,512
  2/28/1999       11,831             12,373             11,800       10,525
  3/31/1999       11,815             12,379             11,798       10,557
  4/30/1999       11,853             12,413             11,832       10,633
  5/31/1999       11,733             12,344             11,789       10,633
  6/30/1999       11,546             12,162             11,687       10,633
  7/31/1999       11,590             12,211             11,757       10,665
  8/31/1999       11,469             12,139             11,757       10,691
  9/30/1999       11,414             12,150             11,794       10,742
 10/31/1999       11,280             12,044             11,782       10,761
 11/30/1999       11,425             12,167             11,841       10,768
 12/31/1999       11,324             12,090             11,808       10,768
  1/31/2000       11,245             12,045             11,824       10,800
  2/29/2000       11,426             12,166             11,871       10,864
  3/31/2000       11,711             12,410             11,972       10,953
  4/30/2000       11,596             12,347             11,965       10,960
  5/31/2000       11,516             12,282             11,966       10,972
  6/30/2000       11,850             12,597             12,138       11,030
  7/31/2000       12,023             12,764             12,247       11,056
  8/31/2000       12,185             12,946             12,355       11,056
  9/30/2000       12,080             12,880             12,344       11,113
 10/31/2000       12,232             13,015             12,421       11,132
 11/30/2000       12,349             13,106             12,484       11,139
 12/31/2000       12,714             13,416             12,659       11,132
  1/31/2001       12,773             13,562             12,838       11,203
  2/28/2001       12,820             13,603             12,885       11,248
  3/31/2001       12,916             13,722             12,977       11,273
  4/30/2001       12,725             13,580             12,917       11,318
  5/31/2001       12,856             13,717             13,041       11,369
  6/30/2001       12,953             13,803             13,110       11,388
  7/31/2001       13,134             13,999             13,237       11,356
  8/31/2001       13,340             14,225             13,399       11,356
  9/30/2001       13,255             14,194             13,450       11,408
 10/31/2001       13,426             14,339             13,570       11,369
 11/30/2001       13,303             14,213             13,477       11,350
 12/31/2001       13,217             14,099             13,419       11,305
  1/31/2002       13,391             14,330             13,615       11,331
  2/28/2002       13,553             14,505             13,762       11,376
  3/31/2002       13,278             14,228             13,483       11,440
  4/30/2002       13,504             14,521             13,740       11,504
  5/31/2002       13,605             14,601             13,827       11,504
  6/30/2002       13,706             14,764             13,966       11,510
  7/31/2002       13,871             14,947             14,117       11,523
  8/31/2002       14,062             15,117             14,239       11,561
  9/30/2002       14,355             15,423             14,444       11,580
 10/31/2002       14,112             15,174             14,276       11,599
 11/30/2002       14,047             15,099             14,229       11,599
 12/31/2002       14,370             15,395             14,523       11,574
  1/31/2003       14,293             15,369             14,506       11,625
  2/28/2003       14,488             15,581             14,669       11,715
  3/31/2003       14,501             15,611             14,645       11,785
  4/30/2003       14,606             15,712             14,720       11,759
  5/31/2003       14,882             16,058             14,967       11,740
  6/30/2003       14,750             15,981             14,925       11,753
  7/31/2003       14,194             15,450             14,577       11,766
  8/31/2003       14,353             15,594             14,664       11,811
  9/30/2003       14,754             16,041             14,986       11,849
 10/31/2003       14,660             15,934             14,911       11,836
 11/30/2003       14,808             16,064             14,981       11,804
 12/31/2003       14,929             16,178             15,066       11,791
  1/31/2004       14,929             16,259             15,121       11,849
  2/29/2004       15,196             16,514             15,306       11,913
  3/31/2004       15,068             16,470             15,219       11,990
  4/30/2004       14,665             16,099             14,938       12,028
  5/31/2004       14,564             16,077             14,874       12,099
  6/30/2004       14,627             16,140             14,915       12,137
  7/31/2004       14,843             16,335             15,067       12,118
  8/31/2004       15,128             16,648             15,317       12,124
  9/30/2004       15,179             16,728             15,337       12,150
 10/31/2004       15,285             16,860             15,419       12,214
 11/30/2004       15,139             16,713             15,308       12,220
 12/31/2004       15,316             16,895             15,430       12,175
  1/31/2005       15,437             17,022             15,459       12,201
  2/28/2005       15,364             16,956             15,398       12,271
  3/31/2005       15,219             16,838             15,288       12,367
  4/30/2005       15,472             17,099             15,475       12,450
  5/31/2005       15,569             17,216             15,523       12,438
  6/30/2005       15,666             17,309             15,607       12,444
  7/31/2005       15,563             17,210             15,525       12,502
  8/31/2005       15,718             17,381             15,627       12,566
  9/30/2005       15,600             17,264             15,580       12,719
 10/31/2005       15,467             17,155             15,512       12,745
 11/30/2005       15,522             17,235             15,556       12,642
 12/31/2005       15,685             17,377             15,630       12,591
  1/31/2006       15,726             17,425             15,669       12,687
  2/28/2006       15,826             17,525             15,696       12,713
  3/31/2006       15,661             17,399             15,627       12,783
  4/30/2006       15,584             17,388             15,655       12,892


                                   Cumulative Total Returns With Load             Average Annual Total Returns With Load

Periods Ending                                                        Since                                        Since
April 30, 2006            6 Months 1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Managed Municipal Fund -
 ISI Shares                -2.26%  -2.33%  3.53%  18.80%   55.84%    135.20%    -2.33%  1.16%   3.51%   4.54%      5.43%
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers General
 Obligation Index/3/        1.36%   1.69% 10.67%  28.04%   73.88%    174.70%     1.69%  3.44%   5.07%   5.69%      6.45%
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Prerefunded Municipal
 Bond Index/3/              0.92%   1.17%  6.35%  21.20%   56.55%    138.90%     1.17%  2.07%   3.92%   4.58%      5.53%
----------------------------------------------------------------------------------------------------------------------------
Consumer Price Index/4/     1.15%   3.55%  9.63%  13.91%   28.92%     57.42%     3.55%  3.11%   2.64%   2.57%      2.85%
----------------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. For certain investors, a portion of the Fund's income may be subject to Federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
/2/ The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
/3/ The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A AND ISI CLASS C SHARES PERFORMANCE COMPARISON/1/

North American Government Bond Fund - ISI Class A Shares, Lehman Brothers Intermediate Treasury Index, Lehman Brothers Emerging Americas Index: Mexico Section/Citigroup US Broad Investment-Grade Bond Index Mexico Sector and Consumer Price Index: Value of a $10,000 Investment (for the 10 Years ended April 30, 2006)

                                    [CHART]

                                                  Lehman Brothers
                                                      Emerging
                                                  Americas Index:
                                                 Mexico Section/
              North American                      Citigroup US
               Government     Lehman Brothers    Broad Investment-    Consumer
            Bond Fund - ISI     Intermediate     Grade Bond Index      Price
             Class A Shares    Treasury Index     Mexico Sector        Index
             --------------    --------------      --------------      -----
  4/30/1996      $ 9,700          $10,000            $10,000         $10,000
  5/31/1996        9,743            9,995              9,914          10,019
  6/30/1996        9,862           10,095             10,068          10,026
  7/31/1996        9,922           10,125             10,092          10,045
  8/31/1996        9,945           10,138             10,446          10,064
  9/30/1996       10,199           10,268             10,800          10,096
 10/31/1996       10,504           10,436             10,839          10,128
 11/30/1996       10,810           10,561             11,228          10,147
 12/31/1996       10,614           10,503             11,330          10,147
  1/31/1997       10,614           10,542             11,725          10,179
  2/28/1997       10,625           10,558             11,927          10,211
  3/31/1997       10,487           10,496             11,457          10,237
  4/30/1997       10,627           10,613             11,746          10,250
  5/31/1997       10,768           10,696             12,170          10,243
  6/30/1997       10,923           10,787             12,429          10,256
  7/31/1997       11,417           10,989             12,987          10,269
  8/31/1997       11,234           10,945             12,875          10,288
  9/30/1997       11,471           11,064             13,235          10,313
 10/31/1997       11,577           11,194             12,629          10,339
 11/30/1997       11,684           11,220             12,948          10,333
 12/31/1997       11,886           11,312             13,218          10,320
  1/31/1998       11,995           11,463             13,498          10,339
  2/28/1998       11,967           11,448             13,619          10,358
  3/31/1998       12,023           11,482             13,727          10,377
  4/30/1998       12,078           11,537             13,765          10,397
  5/31/1998       12,148           11,617             13,644          10,416
  6/30/1998       12,288           11,695             13,579          10,429
  7/31/1998       12,302           11,741             13,709          10,441
  8/31/1998       12,515           11,973             11,553          10,454
  9/30/1998       12,816           12,262             11,945          10,467
 10/31/1998       12,729           12,286             12,353          10,493
 11/30/1998       12,846           12,240             13,162          10,493
 12/31/1998       12,889           12,287             13,124          10,486
  1/31/1999       12,934           12,340             12,983          10,512
  2/28/1999       12,634           12,161             13,049          10,525
  3/31/1999       12,740           12,241             13,658          10,557
  4/30/1999       12,846           12,276             14,085          10,633
  5/31/1999       12,632           12,197             13,472          10,633
  6/30/1999       12,648           12,220             13,655          10,633
  7/31/1999       12,632           12,231             13,510          10,665
  8/31/1999       12,617           12,256             13,650          10,691
  9/30/1999       12,712           12,351             13,974          10,742
 10/31/1999       12,696           12,367             14,233          10,761
 11/30/1999       12,728           12,372             14,641          10,768
 12/31/1999       12,680           12,338             15,024          10,768
  1/31/2000       12,778           12,304             14,912          10,800
  2/29/2000       13,040           12,400             15,614          10,864
  3/31/2000       13,354           12,558             16,026          10,953
  4/30/2000       13,287           12,549             15,807          10,960
  5/31/2000       13,270           12,602             15,499          10,972
  6/30/2000       13,422           12,784             16,109          11,030
  7/31/2000       13,643           12,870             16,499          11,056
  8/31/2000       13,866           13,004             16,913          11,056
  9/30/2000       13,814           13,104             16,953          11,113
 10/31/2000       13,919           13,190             16,785          11,132
 11/30/2000       14,217           13,382             17,040          11,139
 12/31/2000       14,465           13,604             17,292          11,132
  1/31/2001       14,537           13,765             17,615          11,203
  2/28/2001       14,716           13,892             17,490          11,248
  3/31/2001       14,789           14,002             17,562          11,273
  4/30/2001       14,679           13,946             17,666          11,318
  5/31/2001       14,770           14,004             18,073          11,369
  6/30/2001       14,862           14,054             18,432          11,388
  7/31/2001       15,179           14,309             18,472          11,356
  8/31/2001       15,405           14,433             18,848          11,356
  9/30/2001       15,425           14,731             18,376          11,408
 10/31/2001       15,958           14,955             19,104          11,369
 11/30/2001       15,556           14,785             19,193          11,350
 12/31/2001       15,458           14,714             19,453          11,305
  1/31/2002       15,556           14,755             19,763          11,331
  2/28/2002       15,673           14,877             20,372          11,376
  3/31/2002       15,436           14,649             20,066          11,440
  4/30/2002       15,655           14,911             20,525          11,504
  5/31/2002       15,675           15,014             20,536          11,504
  6/30/2002       15,792           15,197             20,207          11,510
  7/31/2002       16,093           15,500             19,981          11,523
  8/31/2002       16,518           15,662             20,823          11,561
  9/30/2002       16,801           15,963             20,784          11,580
 10/31/2002       16,632           15,934             21,210          11,599
 11/30/2002       16,565           15,786             21,664          11,599
 12/31/2002       16,829           16,079             22,247          11,574
  1/31/2003       16,720           16,033             22,142          11,625
  2/28/2003       16,970           16,206             22,578          11,715
  3/31/2003       16,966           16,206             23,011          11,785
  4/30/2003       17,262           16,238             23,816          11,759
  5/31/2003       17,884           16,490             24,543          11,740
  6/30/2003       17,815           16,464             24,450          11,753
  7/31/2003       17,002           16,103             23,415          11,766
  8/31/2003       16,997           16,126             23,682          11,811
  9/30/2003       17,502           16,460             24,622          11,849
 10/31/2003       17,319           16,299             24,347          11,836
 11/30/2003       17,225           16,294             24,450          11,804
 12/31/2003       17,403           16,418             24,785          11,791
  1/31/2004       17,581           16,499             25,044          11,849
  2/29/2004       17,766           16,652             25,558          11,913
  3/31/2004       17,905           16,769             26,046          11,990
  4/30/2004       17,229           16,390             24,855          12,028
  5/31/2004       17,112           16,343             24,702          12,099
  6/30/2004       17,135           16,378             24,786          12,137
  7/31/2004       17,349           16,489             25,286          12,118
  8/31/2004       17,682           16,731             26,149          12,124
  9/30/2004       17,778           16,738             26,225          12,150
 10/31/2004       17,947           16,830             26,589          12,214
 11/30/2004       17,850           16,658             26,407          12,220
 12/31/2004       18,118           16,750             26,864          12,175
  1/31/2005       18,265           16,768             27,297          12,201
  2/28/2005       18,117           16,660             27,278          12,271
  3/31/2005       18,043           16,624             26,600          12,367
  4/30/2005       18,341           16,827             27,026          12,450
  5/31/2005       18,739           16,956             27,857          12,438
  6/30/2005       19,015           17,009             28,134          12,444
  7/31/2005       18,788           16,851             28,054          12,502
  8/31/2005       19,142           17,045             28,533          12,566
  9/30/2005       18,964           16,905             28,516          12,719
 10/31/2005       18,736           16,830             28,183          12,745
 11/30/2005       18,940           16,904             28,709          12,642
 12/31/2005       19,247           17,011             28,983          12,591
  1/31/2006       19,247           16,994             29,030          12,687
  2/28/2006       19,325           16,988             29,393          12,713
  3/31/2006       18,884           16,929             28,439          12,783
  4/30/2006       18,779           16,937             28,312          12,892




  THE PERFORMANCE OF ISI CLASS C SHARES WILL VARY BASED ON DIFFERENCES IN THE
    LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN ISI CLASS C SHARES VS.
                 SHAREHOLDERS INVESTING IN ISI CLASS A SHARES.

                                   Cumulative Total Returns With Load             Average Annual Total Returns With Load

Periods Ending                                                        Since                                        Since
April 30, 2006            6 Months 1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
North American
 Government Bond Fund -
 ISI Class A Shares        -2.81%  -0.71%  5.49%  24.08%   87.79%    103.84%    -0.71%  1.80%   4.41%    6.50%      5.51%
----------------------------------------------------------------------------------------------------------------------------
North American
 Government Bond Fund -
 ISI Class C Shares        -1.07%   0.76%      -       -        -   3.85%/3/     0.76%      -       -        -   1.29%/3/
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/4/                   0.64%   0.66%  4.31%  21.45%   69.37%    100.21%     0.66%  1.42%   3.96%    5.41%      5.38%
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Emerging
 Americas Index: Mexico
 Section/Citigroup US
 Broad Investment-Grade
 Bond Index Mexico
 Sector/5/                  0.46%   4.76% 18.88%  60.26%  183.12%    269.27%     4.76%  5.93%   9.89%   10.97%     10.37%
----------------------------------------------------------------------------------------------------------------------------
Consumer Price Index/6/     1.15%   3.55%  9.63%  13.91%   28.92%     41.30%     3.55%  3.11%   2.64%    2.57%      2.64%
----------------------------------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A AND ISI CLASS C SHARES PERFORMANCE COMPARISON/1/

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.
/2/ ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
/3/ ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Lehman Brothers Intermediate Treasury Index from May 31, 2003 through April 30, 2006 were 2.71% and .92%, respectively.
/4/ The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/5/ Reflects the performance of the Lehman Brothers Emerging Americas Index:
    Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through
    October 31, 2005. The Lehman Brothers Emerging Americas Index: Mexico Section has been discontinued. Lehman Brothers Emerging Americas Index:
    Mexico Section was an unmanaged sub-index of the Lehman Brothers Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/6/ The Consumer Price Index is a widely used measure of inflation.

ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON/1/

ISI Strategy Fund - ISI Shares, Dow Jones Wilshire 5000 (Full Cap) Index, Consumer Price Index and Lipper Flexible Portfolio Funds Average: Value of a $10,000 Investment (since inception/2/)

                                     [CHART]

                                    Dow Jones
                                   Wilshire 5000    Consumer   Lipper Flexible
            ISI Strategy Fund -     (Full Cap        Price     Portfolio Funds
                 ISI Shares           Index)         Index         Average
                 ----------           -----          -----         -------
  9/16/1997        $ 9,700         $10,000          $10,000         $10,000
  9/30/1997          9,719          10,000           10,000          10,000
 10/31/1997          9,554           9,667           10,025           9,756
 11/30/1997          9,767           9,983           10,019           9,907
 12/31/1997          9,933          10,168           10,006          10,040
  1/31/1998         10,020          10,223           10,025          10,092
  2/28/1998         10,459          10,967           10,043          10,541
  3/31/1998         10,810          11,516           10,062          10,891
  4/30/1998         10,878          11,653           10,081          10,980
  5/31/1998         10,761          11,343           10,099          10,850
  6/30/1998         11,044          11,741           10,112          11,036
  7/31/1998         10,887          11,483           10,124          10,896
  8/31/1998          9,992           9,695           10,137           9,824
  9/30/1998         10,483          10,328           10,149          10,200
 10/31/1998         10,888          11,097           10,174          10,595
 11/30/1998         11,337          11,796           10,174          10,994
 12/31/1998         11,776          12,550           10,168          11,385
  1/31/1999         12,079          13,012           10,192          11,616
  2/28/1999         11,634          12,540           10,205          11,261
  3/31/1999         11,937          13,024           10,236          11,580
  4/30/1999         12,301          13,648           10,310          11,978
  5/31/1999         12,068          13,350           10,310          11,770
  6/30/1999         12,443          14,041           10,310          12,164
  7/31/1999         12,148          13,590           10,341          11,973
  8/31/1999         12,046          13,464           10,366          11,911
  9/30/1999         11,863          13,112           10,416          11,781
 10/31/1999         12,282          13,946           10,434          12,135
 11/30/1999         12,496          14,413           10,440          12,442
 12/31/1999         12,953          15,507           10,440          13,109
  1/31/2000         12,649          14,864           10,472          12,846
  2/29/2000         12,869          15,196           10,534          13,206
  3/31/2000         13,498          16,099           10,620          13,749
  4/30/2000         13,056          15,260           10,627          13,415
  5/31/2000         12,804          14,727           10,639          13,253
  6/30/2000         13,183          15,377           10,695          13,529
  7/31/2000         13,098          15,063           10,720          13,425
  8/31/2000         13,734          16,157           10,720          14,057
  9/30/2000         13,289          15,403           10,775          13,728
 10/31/2000         13,205          15,076           10,794          13,660
 11/30/2000         12,491          13,576           10,800          13,125
 12/31/2000         12,735          13,818           10,794          13,477
  1/31/2001         13,063          14,347           10,862          13,680
  2/28/2001         12,340          12,986           10,906          13,045
  3/31/2001         11,865          12,112           10,931          12,517
  4/30/2001         12,299          13,109           10,974          13,061
  5/31/2001         12,379          13,239           11,024          13,189
  6/30/2001         12,254          13,018           11,042          12,956
  7/31/2001         12,259          12,803           11,011          12,946
  8/31/2001         11,814          12,028           11,011          12,565
  9/30/2001         11,107          10,947           11,061          11,911
 10/31/2001         11,416          11,226           11,024          12,108
 11/30/2001         11,874          12,084           11,005          12,540
 12/31/2001         12,006          12,301           10,962          12,644
  1/31/2002         11,903          12,149           10,986          12,513
  2/28/2002         11,765          11,899           11,030          12,400
  3/31/2002         12,087          12,420           11,092          12,708
  4/30/2002         11,814          11,813           11,154          12,458
  5/31/2002         11,768          11,674           11,154          12,415
  6/30/2002         11,193          10,854           11,160          11,779
  7/31/2002         10,618           9,978           11,173          11,138
  8/31/2002         10,745          10,036           11,210          11,247
  9/30/2002         10,041           9,029           11,228          10,544
 10/31/2002         10,515           9,720           11,247          10,955
 11/30/2002         10,885          10,306           11,247          11,375
 12/31/2002         10,500           9,735           11,222          11,088
  1/31/2003         10,291           9,490           11,272          10,944
  2/28/2003         10,221           9,329           11,359          10,836
  3/31/2003         10,326           9,435           11,427          10,857
  4/30/2003         10,932          10,208           11,402          11,457
  5/31/2003         11,479          10,832           11,383          12,054
  6/30/2003         11,569          10,992           11,396          12,184
  7/31/2003         11,592          11,257           11,408          12,270
  8/31/2003         11,849          11,527           11,452          12,527
  9/30/2003         11,779          11,400           11,489          12,557
 10/31/2003         12,246          12,096           11,476          13,053
 11/30/2003         12,363          12,265           11,445          13,249
 12/31/2003         12,722          12,816           11,433          13,755
  1/31/2004         12,956          13,101           11,489          13,976
  2/29/2004         13,120          13,292           11,551          14,190
  3/31/2004         13,046          13,149           11,625          14,162
  4/30/2004         12,788          12,870           11,663          13,825
  5/31/2004         12,847          13,047           11,731          13,906
  6/30/2004         13,045          13,319           11,768          14,158
  7/31/2004         12,752          12,811           11,749          13,790
  8/31/2004         12,881          12,853           11,756          13,885
  9/30/2004         13,084          13,082           11,780          14,148
 10/31/2004         13,190          13,305           11,842          14,315
 11/30/2004         13,531          13,928           11,849          14,888
 12/31/2004         13,862          14,434           11,805          15,330
  1/31/2005         13,602          14,049           11,830          15,101
  2/28/2005         13,862          14,342           11,898          15,424
  3/31/2005         13,705          14,089           11,991          15,173
  4/30/2005         13,480          13,771           12,072          14,868
  5/31/2005         13,895          14,308           12,060          15,270
  6/30/2005         14,057          14,437           12,066          15,469
  7/31/2005         14,426          15,041           12,122          15,960
  8/31/2005         14,557          14,894           12,184          15,978
  9/30/2005         14,694          14,999           12,333          16,227
 10/31/2005         14,455          14,738           12,357          15,900
 11/30/2005         14,873          15,331           12,258          16,290
 12/31/2005         14,961          15,346           12,208          16,482
  1/31/2006         15,451          15,895           12,301          17,133
  2/28/2006         15,415          15,887           12,326          17,066
  3/31/2006         15,648          16,195           12,395          17,361
  4/30/2006         15,648          16,367           12,500          17,658


                          Cumulative Total Returns With Load     Average Annual Total Returns With Load

Periods Ending                                                  Since                               Since
October 31, 2005          6 Months    1 Year 3 Years 5 Years Inception/2/ 1 Year 3 Years 5 Years Inception/2/
ISI Strategy Fund - ISI
 Shares                     5.05%     12.62% 38.85%  23.46%    56.48%     12.62% 11.56%   4.31%     5.33%
-------------------------------------------------------------------------------------------------------------
Dow Jones Wilshire 5000
 (Full Cap) Index/3/       11.05%     18.85% 60.32%  24.85%    63.67%     18.85% 17.04%   4.54%     5.91%
-------------------------------------------------------------------------------------------------------------
Consumer Price Index/4/     1.15%      3.55%  9.63%  13.91%    25.00%      3.55%  3.11%   2.64%     2.63%
-------------------------------------------------------------------------------------------------------------
Lipper Flexible
 Portfolio Funds
 Average/5/                 9.44%     16.63% 49.24%  33.47%    76.58%     16.63% 14.06%   5.56%     6.47%
-------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
/3/ The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.
/5/ Lipper figures represent the average total returns by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

SHAREHOLDER EXPENSE EXAMPLE

   As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for certain share classes, including sales charges (loads) on purchase payments or other distributions; and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The following example is based on $1,000 invested on November 1, 2005 and held for the six months through April 30, 2006.

   ACTUAL EXPENSES - The "Actual Return" rows in the following table provide information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" rows in the following table provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the "Hypothetical Return" rows in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLE

                                       BEGINNING         ENDING     EXPENSES PAID ANNUALIZED
                                     ACCOUNT VALUE   ACCOUNT VALUE     DURING      EXPENSE
                                    NOVEMBER 1, 2005 APRIL 30, 2006  PERIOD/(1)/    RATIO
--------------------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
Actual Return                          $1,000.00       $  990.46        $3.65        0.74%
Hypothetical Return                    $1,000.00       $1,021.12        $3.71        0.74%

MANAGED MUNICIPAL FUND
Actual Return                          $1,000.00       $1,007.58        $4.43        0.89%
Hypothetical Return                    $1,000.00       $1,020.38        $4.46        0.89%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS A SHARES
Actual Return                          $1,000.00       $1,002.36        $5.21        1.05%
Hypothetical Return                    $1,000.00       $1,019.59        $5.26        1.05%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS C SHARES
Actual Return                          $1,000.00       $  999.11        $8.43        1.70%
Hypothetical Return                    $1,000.00       $1,016.36        $8.50        1.70%

ISI STRATEGY FUND
Actual Return                          $1,000.00       $1,082.51        $4.85        0.94%
Hypothetical Return                    $1,000.00       $1,020.13        $4.71        0.94%

--------------------------------------------------------------------------------
(1)Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

ISI FUNDS

PORTFOLIO PROFILES (AS A % OF TOTAL NET ASSETS) (UNAUDITED)      APRIL 30, 2006

                  TOTAL RETURN US TREASURY FUND
                  US Treasury Obligations                    93.10%
                  Repurchase Agreements                       5.71%
                  Other Assets and Liabilities                1.19%
                                                              -------
                                                            100.00%

                  MANAGED MUNICIPAL FUND
                  Aaa*                                       71.41%
                  Aa*                                        26.90%
                  Repurchase Agreements                       0.84%
                  Other Assets and Liabilities                0.85%
                                                              -------
                                                            100.00%

                  *Ratings are based on Moody's Investor Services, Inc.

                  NORTH AMERICAN GOVERNMENT BOND FUND
                  Canadian Securities                        11.82%
                  Mexican Securities                          8.88%
                  US Treasury Securities                     67.17%
                  Repurchase Agreements                      11.63%
                  Other Assets and Liabilities                0.50%
                                                              -------
                                                            100.00%

                      ISI STRATEGY FUND
                      Basic Materials                2.73%
                      Biotechnology                  1.58%
                      Business Services              3.56%
                      Capital Goods                  9.12%
                      Consumer Cyclicals             1.08%
                      Consumer Staples               6.88%
                      Energy                         6.57%
                      Finance                       19.14%
                      Health Care                    6.01%
                      Information Services           2.07%
                      Internet                       3.76%
                      Retail                         2.78%
                      Technology                     6.46%
                      Transportation                 3.93%
                      Utilities                      1.12%
                      US Treasury Securities        19.47%
                      Repurchase Agreements          3.47%
                      Other Assets and Liabilities   0.27%
                                                   -------
                                                   100.00%

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006


                                      INTEREST           MATURITY               PAR                 MARKET
          SECURITY                      RATE               DATE                VALUE                VALUE
          ---------------------------------------------------------------------------------------------------
          US TREASURY OBLIGATIONS - 93.10%
           US Treasury Bond           10.375%            11/15/12           $14,250,000          $ 15,392,227
           US Treasury Bond            7.625%             2/15/25            11,500,000            14,633,750
           US Treasury Bond            6.000%             2/15/26            11,500,000            12,459,531
           US Treasury Bond            6.375%             8/15/27            28,000,000            31,758,125
           US Treasury Note            2.750%             6/30/06             4,000,000             3,986,875
           US Treasury Note            3.125%             1/31/07             4,000,000             3,946,250
           US Treasury Note            3.000%             2/15/08            15,000,000            14,521,875
           US Treasury Note            5.500%             5/15/09            25,000,000            25,449,219
           US Treasury Note            4.125%             8/15/10             6,000,000             5,820,938
           US Treasury Note            4.125%             5/15/15            10,000,000             9,335,937
                                                                                                 ------------

               TOTAL US TREASURY OBLIGATIONS
                 (COST $146,834,181).......................................................       137,304,727
                                                                                                 ------------

          REPURCHASE AGREEMENT - 5.71%
               JPMORGAN CHASE BANK, N.A.
                 Dated 4/28/06, 4.150%, principal and interest in the amount of $8,428,914 due 5/1/06, collaterized by US Treasury Securities, par value of $8,580,000,
                 due 4/15/11 with a value of $8,598,790....................................         8,426,000
                                                                                                 ------------

               TOTAL REPURCHASE AGREEMENT
                 (COST $8,426,000).........................................................         8,426,000
                                                                                                 ------------

          TOTAL INVESTMENTS - 98.81%
                 (COST $155,260,181)*...........................................................  145,730,727

          OTHER ASSETS IN EXCESS OF LIABILITIES - 1.19%.........................................    1,759,971
                                                                                                 ------------
          NET ASSETS - 100.00%.................................................................. $147,490,698
                                                                                                 ============

--------------------------------------------------------------------------------
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation
 (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation............. $    72,229
            Gross Unrealized Depreciation.............  (9,601,683)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $(9,529,454)
                                                       ===========

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                                                        RATING
                                                     INTEREST MATURITY (MOODY'S/    PAR        MARKET
SECURITY                                               RATE     DATE     S&P)      VALUE       VALUE
--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.31%
GENERAL OBLIGATIONS - 60.88%
Alexandria, VA, Capital Improvement.................  4.250%  6/15/21   Aaa/AAA  $3,300,000 $  3,243,801
Arlington County, VA................................  5.000%  10/1/14   Aaa/AAA   2,000,000    2,075,180
Arlington County, VA................................  4.500%  1/15/28   Aaa/AAA   4,500,000    4,459,680
Cary, NC............................................  5.000%   3/1/18   Aaa/AAA   2,000,000    2,100,680
Chesterfield County, VA.............................  5.000%  1/15/20    Aaa/NR   1,000,000    1,039,250
Dallas, TX..........................................  4.000%  2/15/16   Aa1/AA+   2,450,000    2,405,631
Dallas, TX..........................................  4.500%  2/15/23   Aa1/AA+   3,500,000    3,473,295
Delaware State, Series A............................  4.200%   1/1/20   Aaa/AAA   1,675,000    1,648,368
Dupage County, IL, Jail Project.....................  5.600%   1/1/21   Aaa/AAA   1,600,000    1,763,680
Florida State, Board of Education, Public Education,
  Series I..........................................  4.125%   6/1/21   Aa1/AAA   3,000,000    2,882,400
Henrico County, VA..................................  4.250%  7/15/24   Aaa/AAA   2,830,000    2,715,979
Maryland State, Capital Improvement, Series A.......  4.000%  2/15/20   Aaa/AAA   4,000,000    3,830,840
Mecklenburg County, NC, Series A....................  4.250%   2/1/19   Aaa/AAA   2,000,000    1,985,300
Mecklenburg County, NC, Series A....................  4.000%   2/1/20   Aaa/AAA   3,000,000    2,881,470
Minnesota State.....................................  5.500%   6/1/18   Aa1/AAA   2,000,000    2,121,180
Missouri State, Fourth State Building, Series A.....  4.125%  10/1/19   Aaa/AAA   2,000,000    1,957,540
Montgomery County, MD, Series A.....................  4.000%   5/1/21   Aaa/AAA   2,450,000    2,336,933
Salt Lake City, UT, School District, Series A.......  4.500%   3/1/20    Aaa/NR   2,240,000    2,251,021
South Carolina State, Highway, Series B.............  5.000%   4/1/19   Aaa/AA+   1,000,000    1,043,890
Virginia State, Series A............................  4.500%   6/1/27   Aaa/AAA   1,550,000    1,528,129
Washington, MD, Suburban Sanitation District........  4.250%   6/1/26   Aaa/AAA   2,500,000    2,369,625
Washington State, Series E..........................  5.000%   7/1/22    Aa1/AA   2,000,000    2,022,160
                                                                                            ------------
                                                                                              52,136,032
                                                                                            ------------
OTHER REVENUE - 5.92%
Gwinnett County, GA, Water & Sewer Authority,
  Series B..........................................  4.750%   8/1/21   Aaa/AAA   2,000,000    2,044,840
Texas, Water Development Board Revenue..............  4.750%  7/15/20   Aaa/AAA   3,000,000    3,022,680
                                                                                            ------------
                                                                                               5,067,520
                                                                                            ------------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                                                        RATING
                                                     INTEREST MATURITY (MOODY'S/    PAR       MARKET
SECURITY                                               RATE     DATE     S&P)      VALUE      VALUE
-------------------------------------------------------------------------------------------------------
PREREFUNDED ISSUES - 31.51%
Charlotte, NC, Water & Sewer System Revenue,
  6/1/09 @ 101......................................  5.250%   6/1/24   Aa1/AAA  $1,600,000 $ 1,684,992
Chesterfield Country, VA, 1/15/10 @ 100.............  5.625%  1/15/14   Aaa/AAA   1,350,000   1,438,601
Florida State, Board of Education, Public Education
  Capital Outlay, Series A, 6/1/10 @ 101............  5.125%   6/1/21   Aaa/AAA   1,000,000   1,060,580
Georgia State, Series D, 10/1/10 @ 100..............  5.000%  10/1/17   Aaa/AAA   1,460,000   1,535,248
Georgia State, Series D, Unrefunded Balance,
  10/1/10 @ 100.....................................  5.000%  10/1/17   Aaa/AAA     390,000     410,101
Guilford County, NC, Series B, 10/1/10 @ 102........  5.250%  10/1/16   Aa1/AAA   3,000,000   3,235,920
Gwinnett County, GA, Water & Sewer Authority,
  8/1/09 @ 101......................................  5.300%   8/1/20   Aaa/AAA   1,250,000   1,321,287
Gwinnett County, GA, Water & Sewer Authority,
  8/1/12 @ 100......................................  5.250%   8/1/24   Aaa/AAA   1,500,000   1,614,165
Missouri State, Fourth State Building, Series A,
  6/1/08 @ 100......................................  5.000%   6/1/23   Aaa/AAA   2,000,000   2,053,220
Montgomery County, MD, Series A, 2/1/12 @ 101.......  5.000%   2/1/22   Aaa/AAA   2,750,000   2,939,447
North Carolina State, Public School Building,
  4/1/09 @ 102......................................  4.600%   4/1/17   Aa1/AAA   5,000,000   5,214,100
South Carolina State, Highway, Series B,
  7/1/06 @ 102......................................  5.650%   7/1/21   Aaa/AA+   1,260,000   1,289,282
South Carolina State, State Institutional, Series A,
  3/1/10 @ 101......................................  5.300%   3/1/17   Aaa/AA+   1,700,000   1,810,313
Virginia State, 6/1/09 @ 100........................  5.250%   6/1/16   Aaa/AAA   1,320,000   1,379,915
                                                                                            -----------
                                                                                             26,987,171
                                                                                            -----------

     TOTAL MUNICIPAL BONDS
       (COST $82,266,865).............................................................       84,190,723
                                                                                            -----------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                                                                                       MARKET
               SECURITY                                                                                VALUE
               -------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS - 0.84%
                    JPMORGAN CHASE BANK, N.A.
                      Dated 4/28/06, 4.150%, principal and interest in the amount of $717,248 due 5/1/06, collateralized by US Treasury Security, par value of $730,000,
                      due 4/15/11 with a value of $731,599....................................      $    717,000
                                                                                                    ------------

                    TOTAL REPURCHASE AGREEMENT
                      (COST $717,000).........................................................           717,000
                                                                                                    ------------

               TOTAL INVESTMENTS - 99.15%
                      (COST $82,983,865)*..........................................................   84,907,723

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.85%.......................................      727,447
                                                                                                    ------------
               NET ASSETS - 100.00%................................................................ $ 85,635,170
                                                                                                    ============

--------------------------------------------------------------------------------
/1/Moody's Municipal Bond Ratings:
   AaaJudged to be of the best quality.
   Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
   AAAOf the highest quality.
   AA The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   NR Not rated.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation
 (depreciation) on a tax basis consists of:

             Gross Unrealized Appreciation............. $2,678,560
             Gross Unrealized Depreciation.............   (754,702)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $1,923,858
                                                        ==========

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                               INTEREST   MATURITY PAR/NOMINAL    MARKET
    SECURITY                     RATE       DATE    VALUE/1/      VALUE
    ------------------------------------------------------------------------
    CANADIAN SECURITIES - 11.82%
     Canadian Government Bond   4.500%      6/1/15 C23,800,000 $  21,343,364
                                                               -------------

         TOTAL CANADIAN SECURITIES
           (COST $20,964,780)............................         21,343,364
                                                               -------------

    MEXICAN SECURITIES - 8.88%
     Mexican Bono/2/            9.000%    12/22/11 P80,322,900     7,487,369
     Mexican Cetes/3/           9.175%/4/   7/6/06  95,970,000     8,554,196
                                                               -------------

         TOTAL MEXICAN SECURITIES
           (COST $16,341,107)............................         16,041,565
                                                               -------------

    US SECURITIES - 67.17%
     US Treasury Bond           7.625%     2/15/25 $10,100,000    12,852,250
     US Treasury Bond           6.000%     2/15/26  11,500,000    12,459,531
     US Treasury Bond           6.375%     8/15/27  22,100,000    25,066,235
     US Treasury Note           3.125%     1/31/07   2,000,000     1,973,125
     US Treasury Note           3.000%     2/15/08  16,100,000    15,586,813
     US Treasury Note           3.250%     8/15/08   5,500,000     5,309,219
     US Treasury Note           3.125%     9/15/08   2,000,000     1,922,500
     US Treasury Note           5.000%     2/15/11  19,500,000    19,588,359
     US Treasury Note           5.000%     8/15/11   6,500,000     6,527,422
     US Treasury Note           4.250%     8/15/13   9,750,000     9,303,633
     US Treasury Note           4.125%     5/15/15  11,500,000    10,736,328
                                                               -------------

         TOTAL US SECURITIES
           (COST $131,330,933)...........................        121,325,415
                                                               -------------

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                                                                                         MARKET
                SECURITY                                                                                 VALUE
                --------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENT - 11.63%
                     JPMORGAN CHASE BANK, N.A.
                       Dated 4/28/06, 4.150%, principal and interest in the amount of $21,007,263 due 5/1/06, collaterized by US Treasury Security, par value of $21,375,000,
                       due 4/15/11 with a value of $21,421,811..................................      $ 21,000,000
                                                                                                      ------------

                     TOTAL REPURCHASE AGREEMENT
                       (COST $21,000,000).......................................................        21,000,000
                                                                                                      ------------

                TOTAL INVESTMENTS - 99.50%
                       (COST $189,636,820)*..........................................................  179,710,344

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.50%........................................      910,439
                                                                                                      ------------
                NET ASSETS - 100.00%................................................................. $180,620,783
                                                                                                      ============

--------------------------------------------------------------------------------
/1/Par Value is shown in local currency: Canadian dollars (C), Mexican pesos
   (P) and US dollars ($).
/2/Bonos are fixed rate, local currency-denominated coupon bonds issued by the
   Mexican government.
/3/Cetes are short-term zero-coupon Mexican government debt securities.
/4/Yield as of April 30, 2006.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation
 (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation............. $         -
            Gross Unrealized Depreciation.............  (9,926,476)
                                                       -----------
            Net Unrealized Appreciation (Depreciation)  (9,926,476)
                                                       ===========

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                                             MARKET
          SECURITY                                 SHARES    VALUE
          ------------------------------------------------------------
          COMMON STOCK - 76.79%
          BASIC MATERIALS - 2.73%
          Bowater, Inc.                             5,100 $    139,077
          Corn Products International, Inc.         4,200      117,600
          Crown Holdings, Inc.+                     3,000       48,090
          FMC Corp.                                 2,100      133,476
          Hercules, Inc.+                           2,900       41,209
          International Flavors & Fragrances, Inc. 11,500      406,295
          Nucor Corp.                               2,400      261,168
          OfficeMax, Inc.+                          7,600      294,120
          Owens-Illinois, Inc.+                     4,500       82,260
          PolyOne Corp.+                            8,800       78,144
          Temple-Inland, Inc.                         200        9,288
          Wausau Paper Corp.                       12,400      178,312
          Weyerhaeuser Co.                            350       24,664
          Worthington Industries                    1,500       29,625
                                                          ------------
                                                             1,843,328
                                                          ------------
          BIOTECHNOLOGY - 1.58%
          Abraxis BioScience, Inc.+                   238        7,435
          Albany Molecular Research, Inc.+          1,100       11,000
          Amgen, Inc.+                              1,300       88,010
          Biogen Idec, Inc.+                        1,000       44,850
          Caremark Rx, Inc.                         6,431      292,932
          Genentech, Inc.+                          1,800      143,478
          Genzyme Corp.+                            5,000      305,800
          Onyx Pharmaceuticals, Inc.+                 100        2,335
          Serologicals Corp.+                       5,100      158,712
          Zymogenetics, Inc.+                         500       10,235
                                                          ------------
                                                             1,064,787
                                                          ------------
          BUSINESS SERVICES - 3.56%
          Alderwoods Group, Inc.+                   4,004       76,316
          Allied Waste Industries, Inc.+            5,600       79,296
          Cendant Corp.                             5,190       90,462
          CheckFree Corp.+                          5,000      269,350
          Computer Sciences Corp.+                  5,000      292,750
          Expedia, Inc.+                            2,543       47,427
          First Data Corp.                          5,000      238,450
          Getty Images, Inc.+                       1,000       64,010
          IMS Health, Inc.                          5,000      135,900
          Interpublic Group of Cos., Inc.+          1,900       18,202
          Laidlaw International, Inc.               5,000      123,750
          Landauer, Inc.                              700       34,440
          Regis Corp.                               4,211      147,680
          Rent-A-Center, Inc.+                      6,000      165,720

                                                           MARKET
            SECURITY                             SHARES    VALUE

            ServiceMaster Co.                     1,100 $     13,244
            United Rentals, Inc.+                10,023      357,520
            VCA Antech, Inc.+                     5,400      167,886
            Waste Management, Inc.                2,026       75,894
            Weight Watchers International, Inc.+    160        7,896
                                                        ------------
                                                           2,406,193
                                                        ------------
            CAPITAL GOODS - 9.12%
            3M Co.                                2,400      205,032
            AGCO Corp.+                           5,800      137,286
            American Standard Cos., Inc.          2,900      126,237
            Applied Films Corp.+                  2,000       43,840
            Benchmark Electronics, Inc.+          1,900       51,870
            Boeing Co.                            2,730      227,819
            Caterpillar, Inc.                     3,220      243,883
            C & D Technologies, Inc.              2,800       22,568
            Clarcor, Inc.                           200        7,000
            Cree, Inc.+                           5,000      149,100
            CTS Corp.                             6,700       94,537
            DHB Industries, Inc.+                 9,000       34,290
            Deere & Co.                             200       17,556
            Dycom Industries, Inc.+               1,500       32,865
            Emerson Electric Co.                  2,460      208,977
            General Electric Co.                 20,614      713,038
            Goodrich Corp.                        1,100       48,950
            Griffon Corp.+                        1,500       40,005
            Harsco Corp.                             97        8,085
            Honeywell International, Inc.         3,500      148,750
            Illinois Tool Works, Inc.             2,690      276,263
            Ingersoll-Rand Co., Ltd. - Class A    2,900      126,875
            Johnson Controls, Inc.                3,120      254,436
            Kennametal, Inc.                      1,600       98,960
            Littelfuse, Inc.+                     2,400       77,496
            Manitowoc Co.                        10,000      495,900
            Mueller Industries, Inc.              1,000       37,880
            Navistar International Corp.+         3,900      102,882
            Orbital Sciences Corp.+               8,300      129,895
            Pall Corp.                            1,200       36,216
            Pitney Bowes, Inc.                    4,329      181,169
            Raytheon Co.                            200        8,854
            Reliance Steel & Aluminum Co.         2,000      177,900
            RTI International Metals, Inc.+       2,000      120,280
            Schnitzer Steel Industries, Inc.      2,800      110,124
            Solectron Corp.+                      4,100       16,400
            Spectrum Brands, Inc.+                2,400       39,720
            Symbol Technologies, Inc.             1,800       19,170

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                                          MARKET
             SECURITY                           SHARES    VALUE
             ------------------------------------------------------
             COMMON STOCK
             CAPITAL GOODS (CONTINUED)
             Terex Corp.+                        2,700 $    233,685
             Textron, Inc.                       4,800      431,760
             Titanium Metals Corp.+              4,600      329,590
             Tredegar Corp.                      5,500       88,330
             United Stationers, Inc.+              600       32,190
             URS Corp.+                          1,430       61,590
             Vishay Intertechnology, Inc.+       5,000       77,850
             Wabash National Corp.               2,000       36,200
                                                       ------------
                                                          6,163,303
                                                       ------------
             CONSUMER CYCLICALS - 1.08%
             Brunswick Corp.                       271       10,629
             Centex Corp.                          400       22,240
             D.R. Horton, Inc.                   1,166       35,003
             Ford Motor Co.                     10,800       75,060
             General Motors Corp.                2,545       58,230
             Genuine Parts Co.                   1,450       63,292
             Goodyear Tire & Rubber Co.+         1,400       19,600
             Harley-Davidson, Inc.                 300       15,252
             Lear Corp.+                         1,600       37,728
             Live Nation, Inc.+                     10          190
             Liz Claiborne, Inc.                 1,600       62,480
             McGraw-Hill Cos., Inc.                600       33,396
             Meredith Corp.                        100        4,960
             News Corp. Ltd. - Class A          10,404      178,533
             Scholastic Corp.+                     600       15,924
             Scripps (E.W.) Co. - Class A          100        4,608
             Viacom, Inc. - Class B+               933       37,161
             Whirlpool Corp.                       600       53,850
                                                       ------------
                                                            728,136
                                                       ------------
             CONSUMER STAPLES - 6.88%
             Altria Group, Inc.                  2,171      158,830
             American Tower Corp. - Class A+     3,321      113,379
             AmerisourceBergen Corp.            10,000      431,500
             Anheuser-Busch Cos., Inc.           3,202      142,745
             Aramark Corp. - Class B             5,637      158,456
             Brinker International, Inc.         5,000      195,800
             Bunge Ltd.                          4,276      228,125
             Cardinal Health, Inc.               5,815      391,640
             CBS Corp., Class B                    933       23,763
             Clear Channel Communications, Inc.     85        2,425
             Coca-Cola Co.                       5,612      235,480
             ConAgra Foods, Inc.                   469       10,637

                                                          MARKET
            SECURITY                            SHARES    VALUE

            Dean Foods Co.+                      5,000 $    198,050
            Eastman Kodak Co.                    5,570      150,167
            EchoStar Communications
             Corp. - Class A+                    5,000      154,500
            Entercom Communications Corp.          260        6,882
            Fortune Brands, Inc.                    38        3,051
            IAC/InterActiveCorp.+                2,543       73,416
            Kimberly-Clark Corp.                 2,514      147,144
            Liberty Global, Inc. - Class A+      6,533      135,298
            Liberty Media Corp. - Class A+       7,580       63,293
            McDonald's Corp.                    10,000      345,700
            McKesson Corp.                       4,700      228,373
            PepsiCo, Inc.                        2,711      157,889
            Procter & Gamble Co.                 7,644      444,957
            Reynolds American, Inc.                100       10,965
            Sara Lee Corp.                         300        5,361
            Sirius Satellite Radio, Inc.+        1,900        8,892
            SUPERVALU, Inc.                      5,000      145,050
            Time Warner, Inc.                   11,036      192,026
            TreeHouse Foods, Inc.+               1,000       26,200
            Univision Communications,
             Inc. - Class A+                     1,402       50,037
            Yum! Brands, Inc.                      180        9,302
                                                       ------------
                                                          4,649,333
                                                       ------------
            ENERGY - 6.57%
            Chesapeake Energy Corp.              5,200      164,736
            Chevron Corp.                       11,128      679,031
            ConocoPhillips                       8,650      578,685
            Denbury Resources, Inc.+             4,000      130,400
            Devon Energy Corp.                   4,624      277,949
            Exxon Mobil Corp.                   20,363    1,284,498
            Forest Oil Corp.+                    3,500      127,995
            Global Power Equipment Group, Inc.+  2,200        9,460
            Hugoton Royalty Trust                  131        3,625
            Lone Star Technologies+                300       15,903
            Marathon Oil Corp.                   4,500      357,120
            Mariner Energy, Inc.+                2,832       55,082
            PetroHawk Energy Corp.+                300        3,774
            Sunoco, Inc.                         3,026      245,227
            Valero Energy Corp.                  6,150      398,151
            Veritas DGC, Inc.+                     300       14,376
            XTO Energy, Inc                      2,200       93,170
                                                       ------------
                                                          4,439,182
                                                       ------------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                                          MARKET
             SECURITY                           SHARES    VALUE
             ------------------------------------------------------
             COMMON STOCK
             FINANCE - 19.14%
             Affiliated Managers Group, Inc.+    2,600 $    263,380
             AMBAC Financial Group, Inc.           250       20,590
             American Equity Investment Life
              Holding Co.                        1,261       17,099
             American Express Co.                1,825       98,203
             American Home Mortgage
              Investment Corp.                   3,800      131,936
             American International Group, Inc. 10,500      685,125
             AmeriCredit Corp.+                  5,000      151,400
             Ameriprise Financial, Inc.            365       17,900
             Anworth Mortgage Asset Corp.       14,967      120,784
             Arthur J. Gallagher & Co.             200        5,488
             Associated Banc Corp.                 181        6,121
             Assurant, Inc.                      2,100      101,157
             Bank of America Corp.               4,722      235,722
             Bank of New York Co., Inc.            670       23,551
             BB&T Corp.                          6,391      274,430
             Bear Stearns Cos., Inc.               220       31,352
             BlackRock, Inc., Class A            2,600      394,004
             Boston Properties, Inc.             5,100      450,177
             Brown & Brown, Inc.                 2,300       71,829
             Capital One Financial Corp.           150       12,996
             Charles Schwab Corp.               14,100      252,390
             Chicago Mercantile Exchange
              Holdings, Inc.                       800      366,400
             Citigroup, Inc.                    12,702      634,465
             City National Corp.                   100        7,296
             Colonial BancGroup, Inc.            5,000      129,650
             Comerica, Inc.                        250       14,218
             Commerce Bancorp, Inc.              4,540      183,144
             Commerce Bancshares, Inc.             144        7,524
             Compass Bancshares, Inc.            5,000      274,800
             Conseco, Inc.+                      1,700       42,925
             Eaton Vance Corp.                   3,700      105,339
             Equity Office Properties Trust        344       11,111
             Equity Residential                    200        8,974
             Fannie Mae                          2,652      134,191
             Federated Investors, Inc., Class B  1,000       35,100
             Fidelity National Financial, Inc.     520       21,830
             Fidelity National Title Group,
              Inc. - Class A                        91        1,971
             First American Corp.                2,500      106,500
             First Horizon National Corp.          100        4,242

                                                           MARKET
            SECURITY                             SHARES    VALUE

            Franklin Resources, Inc.             1,300  $    121,056
            Genworth Financial, Inc.             7,200       239,040
            Golden West Financial Corp.          2,600       186,862
            Goldman Sachs Group, Inc.            5,000       801,450
            Health Care Property Investors, Inc.   200         5,484
            Host Hotels & Resorts, Inc.          5,200       109,304
            Irwin Financial Corp.                3,645        66,922
            iStar Financial, Inc.                  100         3,826
            JPMorgan Chase & Co.                 3,580       162,460
            Kimco Realty Corp.                   6,900       256,197
            Legg Mason, Inc.                     2,300       272,504
            Lehman Brothers Holdings, Inc.       5,400       816,210
            Liberty Property Trust                 100         4,470
            Loews Corp. - Carolina Group         3,500       179,340
            M & T Bank Corp.                     2,512       299,933
            MBIA, Inc.                             150         8,945
            Mellon Financial Corp.                 210         7,902
            Mercantile Bankshares Corp.            150         5,637
            Merrill Lynch & Co., Inc.            6,120       466,711
            Moody's Corp.                        6,974       432,458
            Morgan Stanley                       2,481       159,528
            National City Corp.                  2,700        99,630
            North Fork Bancorp., Inc.              579        17,445
            Northern Trust Corp.                   300        17,667
            Old Republic International Corp.       187         4,161
            PMI Group, Inc.                      2,900       133,835
            PNC Financial Services Group, Inc.     460        32,876
            Progressive Corp.                    1,600       173,648
            ProLogis                             5,000       251,100
            Public Storage, Inc.                   186        14,300
            Radian Group, Inc.                     200        12,544
            Regions Financial Corp.                546        19,934
            SEI Investments Co.                  3,200       137,408
            Simon Property Group, Inc.             100         8,188
            SLM Corp.                            1,250        66,100
            South Financial Group, Inc.          5,000       135,650
            St. Paul Travelers Cos., Inc.          100         4,403
            State Street Corp.                     300        19,596
            Stewart Information Services Corp.   1,469        63,461
            Student Loan Corp.                     810       168,683
            SunTrust Banks, Inc.                 2,602       201,213
            T. Rowe Price Group, Inc.              100         8,419
            TCF Financial Corp.                    200         5,372
            TD Banknorth, Inc.                   7,400       219,706
            Torchmark Corp.                        200        12,022

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                                       MARKET
               SECURITY                      SHARES    VALUE
               -------------------------------------------------
               COMMON STOCK
               FINANCE (CONTINUED)
               UCBH Holdings, Inc.            2,500 $     44,225
               UnionBanCal Corp.                200       14,018
               UnumProvident Corp.           23,038      467,902
               US Bancorp                     2,473       77,751
               Valley National Bancorp          477       12,421
               Wachovia Corp.                 1,867      111,740
               Washington Mutual, Inc.        3,284      147,977
               Westamerica Bancorp.             100        5,114
               Wilmington Trust Corp.           200        8,860
               WSFS Financial Corp.           2,350      147,886
               Zions Bancorp.                   100        8,303
                                                    ------------
                                                      12,935,111
                                                    ------------
               HEALTH CARE - 6.01%
               Abbott Laboratories            4,335      185,278
               Aetna, Inc.                   12,000      462,000
               Allergan, Inc.                   210       21,571
               Alpharma, Inc. - Class A       1,800       47,250
               Bausch & Lomb, Inc.              100        4,895
               Baxter International, Inc.       500       18,850
               Beckman Coulter, Inc.            100        5,136
               Becton Dickinson & Co.           200       12,608
               Biomet, Inc.                     275       10,225
               Boston Scientific Corp.+       1,940       45,092
               Bristol-Myers Squibb Co.       2,247       57,029
               Cigna Corp.                    5,100      545,700
               C.R. Bard, Inc.                  420       31,273
               Dentsply International, Inc.     150        8,950
               Edwards Lifesciences Corp.+      380       16,887
               Eli Lilly & Co.                2,396      126,796
               HCA, Inc.                      1,560       68,468
               Health Net, Inc.+              1,820       74,074
               Henry Schein, Inc.+              300       13,986
               Hospira, Inc.+                 2,933      113,067
               Humana, Inc.+                    600       27,108
               Johnson & Johnson              6,006      352,012
               Manor Care, Inc.                 460       20,171
               Medco Health Solutions, Inc.+  5,000      266,150
               Medtronic, Inc.                2,670      133,820
               Merck & Co., Inc.              1,843       63,436
               Mylan Laboratories, Inc.         262        5,722
               Pfizer, Inc.                  20,763      525,927
               Stryker Corp.                  2,600      113,750

                                                          MARKET
            SECURITY                            SHARES    VALUE

            UnitedHealth Group, Inc.            10,198 $    507,248
            Watson Pharmaceuticals, Inc.+          100        2,844
            Wyeth                                3,630      176,672
                                                       ------------
                                                          4,063,995
                                                       ------------
            INFORMATION SERVICES - 2.07%
            Alltel Corp.                         5,377      346,117
            AT&T Corp.                           1,336       35,017
            BellSouth Corp.                      8,380      283,076
            Citizens Communciations Co.          3,000       39,840
            Powerwave Technologies, Inc.+        5,100       56,865
            Sprint Nextel Corp.                 16,827      417,310
            Talk America Holdings, Inc.+         3,300       30,063
            Verizon Communications, Inc.         5,888      194,481
                                                       ------------
                                                          1,402,769
                                                       ------------
            INTERNET - 3.76%
            Amazon.Com, Inc.+                    6,000      211,260
            Cisco Systems, Inc.+                28,857      604,554
            Citrix Systems, Inc.+                2,000       79,840
            E*Trade Financial Corp.+            15,700      390,616
            eBay, Inc.+                          6,840      235,364
            Google, Inc. - Class A+              1,200      501,528
            Juniper Networks, Inc.+              5,700      105,336
            Qwest Communications International,
             Inc.+                              24,900      167,079
            VeriSign, Inc.+                      1,400       32,928
            Yahoo!, Inc.+                        6,420      210,448
                                                       ------------
                                                          2,538,953
                                                       ------------
            RETAIL - 2.78%
            American Eagle Outfitters            5,000      162,000
            Autonation, Inc.+                      234        5,270
            Bed Bath & Beyond, Inc.+               200        7,670
            Best Buy Co., Inc.                     456       25,837
            Borders Group, Inc.                  2,500       59,000
            Circuit City Stores, Inc.            4,100      117,875
            Costco Wholesale Corp.               2,860      155,670
            CVS Corp.                              544       16,168
            Dillard's, Inc. - Class A            4,671      121,820
            Gap, Inc.                            1,912       34,588
            Home Depot, Inc.                     1,520       60,694
            Lowe's Cos., Inc.                    1,134       71,499
            Office Depot, Inc.+                    100        4,058
            RadioShack Corp.                       300        5,100
            Saks, Inc.                             380        7,653

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                                          MARKET
            SECURITY                            SHARES    VALUE
            -------------------------------------------------------
            COMMON STOCK
            RETAIL (CONTINUED)
            Sears Holdings Corp.+                1,200 $    172,428
            Target Corp.                         1,198       63,614
            Tech Data Corp.+                     1,700       62,424
            Urban Outfitters, Inc.+                700       16,240
            Walgreen Co.                         1,525       63,943
            Wal-Mart Stores, Inc.               14,266      642,398
                                                       ------------
                                                          1,875,949
                                                       ------------
            TECHNOLOGY - 6.46%
            ACCO Brands, Corp.+                      8          172
            Agilent Technologies, Inc.+          5,105      196,134
            Agilysys, Inc.                       1,300       18,824
            Analog Devices, Inc.                 6,800      257,856
            Anixter International, Inc.          1,900       96,596
            Apple Computer, Inc.+                1,300       91,507
            Applied Materials, Inc.              3,630       65,159
            Autodesk, Inc.+                      7,200      302,688
            Broadcom Corp., Class A+             1,950       80,165
            Compuware Corp.+                     3,100       23,808
            Dell, Inc.+                          4,691      122,904
            Discovery Holding Co. - Class A+       758       11,294
            Ditech Communications Corp.+         3,400       32,028
            Entegris, Inc.+                      2,200       22,396
            ESS Technology+                     14,300       45,331
            Gateway, Inc.+                      49,700      109,340
            Harmonic, Inc.+                      4,800       25,680
            Harris Corp.                         2,100       97,797
            IBM                                  3,422      281,767
            Integrated Device Technology, Inc.+    273        4,155
            Intel Corp.                         14,274      285,195
            International Rectifier Corp.+       1,000       45,200
            KLA-Tencor Corp.                       200        9,632
            Komag, Inc.+                         2,300       96,692
            Linear Technology Corp.              1,361       48,316
            Lucent Technologies, Inc.+          40,300      112,437
            Mentor Graphics Corp.+               1,700       22,321
            Microsoft Corp.                     30,146      728,026
            Novellus Systems, Inc.+              3,500       86,450
            Oracle Corp.+                        5,181       75,591

                                                            MARKET
          SECURITY                                SHARES    VALUE

          Photronics, Inc.+                          100 $      1,797
          Qualcomm, Inc.                           4,688      240,682
          Seagate Technology                      10,000      265,600
          Skyworks Solutions, Inc.+                7,900       56,485
          Symantec Corp.+                          4,001       65,536
          Texas Instruments, Inc.                  5,615      194,897
          Unisys Corp.+                            4,000       24,960
          Xerox Corp.+                             1,745       24,500
          Xilinx, Inc.                             3,500       96,845
                                                         ------------
                                                            4,366,763
                                                         ------------
          TRANSPORTATION - 3.93%
          AMR Corp.+                                 300        7,392
          Burlington Northern Santa Fe Corp.       2,900      230,637
          CH Robinson Worldwide, Inc.              3,800      168,530
          Con-way, Inc.                            5,000      278,600
          CSX Corp.                                5,000      342,450
          Expeditors International of Washington,
           Inc.                                    1,200      102,732
          FedEx Corp.                              3,400      391,442
          General Maritime Corp.                   3,700      122,914
          JB Hunt Transport Services, Inc.         5,600      133,448
          Royal Carribean Cruises, Ltd.            1,900       79,401
          Ryder Systems, Inc.                      1,139       59,399
          Southwest Airlines Co.                  17,400      282,228
          Union Pacific Corp.                        400       36,484
          United Parcel Service, Inc. - Class B    4,600      372,922
          World Air Holdings, Inc.+                4,900       44,688
                                                         ------------
                                                            2,653,267
                                                         ------------
          UTILITIES - 1.12%
          AES Corp.+                               5,000       84,850
          Allegheny Energy, Inc.+                  7,200      256,536
          American Electric Power Co., Inc.        1,250       41,825
          CMS Energy Corp.+                        4,060       54,079
          PPL Corp.                                  186        5,401
          TXU Corp.                                6,274      311,379
                                                         ------------
                                                              754,070
                                                         ------------
          TOTAL COMMON STOCK
            (COST $40,843,345)                             51,885,139
                                                         ------------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2006

                                       INTEREST          MATURITY             PAR                MARKET
                                         RATE              DATE              VALUE               VALUE
           -----------------------------------------------------------------------------------------------
           US TREASURY SECURITIES - 19.47%
            US Treasury Bond..........  9.250%           2/15/16           $1,000,000          $ 1,317,031
            US Treasury Bond..........  8.750%           5/15/17            1,500,000            1,948,828
            US Treasury Note..........  2.750%           6/30/06            1,500,000            1,495,078
            US Treasury Note..........  5.500%           5/15/09              250,000              254,492
            US Treasury Note..........  4.250%           8/15/13            1,000,000              954,219
            US Treasury Note..........  4.750%           5/15/14            3,000,000            2,944,687
            US Treasury Note..........  4.250%           8/15/14            3,000,000            2,841,563
            US Treasury Note..........  4.125%           5/15/15            1,500,000            1,400,391
                                                                                               -----------

                TOTAL US TREASURY SECURITIES
                  (COST $13,439,815).....................................................       13,156,289
                                                                                               -----------

           REPURCHASE AGREEMENT - 3.47%
                JPMORGAN CHASE BANK, N.A.
                  Dated 4/28/06, 4.150%, principal and interest in the amount of $2,347,812 due 5/1/06, collaterized by US Treasury Bond, par value of $2,390,000
                  due 4/15/11 with a value of $2,395,234.................................        2,347,000
                                                                                               -----------

                TOTAL REPURCHASE AGREEMENT
                  (COST $2,347,000)......................................................        2,347,000
                                                                                               -----------

           TOTAL INVESTMENTS IN SECURITIES - 99.73%
                  (COST $56,630,160)*.........................................................  67,388,428

           OTHER ASSETS IN EXCESS OF LIABILITIES - 0.27%......................................     184,744
                                                                                               -----------
           NET ASSETS - 100.00%............................................................... $67,573,172
                                                                                               ===========

--------------------------------------------------------------------------------
+Non-income producing security.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation............. $12,229,041
            Gross Unrealized Depreciation.............  (1,470,773)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $10,758,268
                                                       ===========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2006

                                                                         TOTAL RETURN US    MANAGED
                                                                          TREASURY FUND  MUNICIPAL FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
   In securities, at market value
     (cost $146,834,181 and $82,266,865, respectively)..................  $137,304,727    $84,190,723
   Repurchase agreement
     (cost $8,426,000 and $717,000, respectively).......................     8,426,000        717,000
 Cash...................................................................           579            867
 Receivables:
   Capital shares sold..................................................         8,342         19,006
   Interest.............................................................     2,416,380        998,412
 Prepaid expenses.......................................................        17,414         20,360
                                                                          ------------    -----------
 Total assets...........................................................   148,173,442     85,946,368
                                                                          ------------    -----------
LIABILITIES:
 Payables:
   Capital shares redeemed..............................................       101,999              -
   Dividends............................................................       472,302        228,948
 Accrued Liabilities:
   Investment advisory fees.............................................        30,992         28,461
   Directors' fees and expenses.........................................         1,481            874
   Distribution fees....................................................        30,696         17,788
   Accrued expenses and other...........................................        45,274         35,127
                                                                          ------------    -----------
 Total liabilities......................................................       682,744        311,198
                                                                          ------------    -----------
Net assets..............................................................  $147,490,698    $85,635,170
                                                                          ============    ===========
COMPONENTS OF NET ASSETS:
 Paid in capital........................................................  $157,403,880    $83,149,937
 Undistributed (distributions in excess of) net investment income.......      (532,749)       196,366
 Accumulated net realized gain from investment transactions.............       149,021        365,009
 Net unrealized appreciation (depreciation) on investments..............    (9,529,454)     1,923,858
                                                                          ------------    -----------
Net assets..............................................................  $147,490,698    $85,635,170
                                                                          ============    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ISI Shares (115,000,000 and 55,000,000 shares authorized, respectively)    16,265,006      8,112,311
                                                                          ------------    -----------
NET ASSET VALUE PER SHARE:
 ISI Shares (net assets / shares of beneficial interest outstanding)....  $       9.07    $     10.56
                                                                          ------------    -----------
MAXIMUM OFFERING PRICE PER SHARE:
 ISI Shares ($9.07 / 0.97 and $10.56 / 0.97, respectively)..............  $       9.35    $     10.89
                                                                          ------------    -----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2006

                                                                                        NORTH AMERICAN
                                                                                          GOVERNMENT
                                                                                          BOND FUND    ISI STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments:
    In securities, at market value (cost $168,636,820 and $54,283,160, respectively)...  $158,710,344     $65,041,428
    Repurchase agreement (cost $21,000,000 and $2,347,000, respectively)...............    21,000,000       2,347,000
  Cash.................................................................................            14           1,783
  Foreign currency (cost $36)..........................................................            37               -
  Receivables:
    Capital shares sold................................................................        12,911          78,698
    Interest and dividends.............................................................     1,944,856         265,298
  Prepaid expenses.....................................................................        23,882          11,888
                                                                                         ------------     -----------
  Total assets.........................................................................   181,692,044      67,746,095
                                                                                         ------------     -----------
LIABILITIES:
  Payables:
    Capital shares redeemed............................................................       125,225         104,128
    Dividends..........................................................................       745,944               -
  Accrued Liabilities:
    Investment advisory fees...........................................................        59,750          22,184
    Directors' fees and expenses.......................................................         1,842             708
    Distribution fees..................................................................        64,160          13,865
    Shareholder servicing fees.........................................................         3,150               -
    Accrued expenses and other.........................................................        71,190          32,038
                                                                                         ------------     -----------
  Total liabilities....................................................................     1,071,261         172,923
                                                                                         ------------     -----------
Net assets.............................................................................  $180,620,783     $67,573,172
                                                                                         ============     ===========
COMPONENTS OF NET ASSETS:
  Paid in capital......................................................................  $190,892,748     $56,760,006
  Undistributed (distributions in excess of) net investment income.....................    (1,708,460)         46,555
  Accumulated net realized gain from investment and foreign currency transactions......     1,357,762           8,343
  Net unrealized appreciation (depreciation) on investments and foreign currencies.....    (9,921,267)     10,758,268
                                                                                         ------------     -----------
Net assets.............................................................................  $180,620,783     $67,573,172
                                                                                         ============     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
    ISI Class A Shares (50,000,000 shares authorized)..................................    23,045,587               -
                                                                                         ------------     -----------
    ISI Class C Shares (5,000,000 shares authorized)...................................     2,099,107               -
                                                                                         ------------     -----------
    ISI Shares (25,000,000 shares authorized)..........................................             -       5,177,558
                                                                                         ------------     -----------
NET ASSET VALUE PER SHARE:
  (net assets / shares of beneficial interest outstanding)
    ISI Class A Shares (based on net assets of $165,562,564)...........................  $       7.18     $         -
                                                                                         ------------     -----------
    ISI Class C Shares (based on net assets of $15,058,219)............................  $       7.17     $         -
                                                                                         ------------     -----------
    ISI Shares.........................................................................  $          -     $     13.05
                                                                                         ------------     -----------
MAXIMUM OFFERING PRICE PER SHARE:
    ISI Class A Shares ($7.18 / 0.97)..................................................  $       7.40     $         -
                                                                                         ------------     -----------
    ISI Shares ($13.05 / 0.97).........................................................  $          -     $     13.45
                                                                                         ------------     -----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED APRIL 30, 2006

                                                                   TOTAL RETURN US    MANAGED
                                                                    TREASURY FUND  MUNICIPAL FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.........................................................   $ 3,186,125    $ 2,033,465
                                                                     -----------    -----------
EXPENSES:
 Investment advisory fees.........................................       199,168        179,032
 Distribution fees................................................       197,005        111,895
 Compliance services..............................................         5,309          3,022
 Administration fees..............................................        78,386         44,482
 Transfer agent fees..............................................        26,398          7,476
 Custody fees.....................................................         9,385          6,488
 Professional fees................................................        39,653         28,196
 Registration fees................................................        12,393         11,868
 Directors' fees..................................................         8,331          4,732
 Miscellaneous....................................................         4,279          2,428
                                                                     -----------    -----------
   Total expenses.................................................       580,307        399,619
                                                                     -----------    -----------
 Net investment income............................................     2,605,818      1,633,846
                                                                     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investment transactions...................       149,021        365,066
 Net change in unrealized appreciation/depreciation on investments    (4,069,311)    (1,289,529)
                                                                     -----------    -----------
 Net realized and unrealized loss on investments..................    (3,920,290)      (924,463)
                                                                     -----------    -----------
INCREASE IN NET ASSETS FROM OPERATIONS............................   $(1,314,472)   $   709,383
                                                                     ===========    ===========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED APRIL 30, 2006

                                                                       NORTH AMERICAN
                                                                         GOVERNMENT
                                                                         BOND FUND    ISI STRATEGY FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.............................................................  $ 4,246,438      $  339,024
 Dividends............................................................            -         326,117
                                                                        -----------      ----------
   Total income.......................................................    4,246,438         665,141
                                                                        -----------      ----------
EXPENSES:
 Investment advisory fees.............................................      375,738         130,032
 Distribution fees:
   ISI Class A Shares.................................................      344,430               -
   ISI Class C Shares.................................................       58,704               -
   ISI Shares.........................................................            -          81,270
 Compliance services..................................................        6,335           2,179
 Administration fees..................................................       93,419          32,341
 Transfer agent fees:
   ISI Class A Shares.................................................       36,659               -
   ISI Class C Shares.................................................        3,329               -
   ISI Shares.........................................................            -          11,883
 Custody fees.........................................................       21,670           6,654
 Professional fees....................................................       43,797          23,951
 Shareholder servicing fees:
   ISI Class C Shares.................................................       19,568               -
 Registration fees....................................................       19,864          13,198
 Directors' fees......................................................        9,930           3,403
 Miscellaneous........................................................        5,039           1,591
                                                                        -----------      ----------
   Total expenses.....................................................    1,038,482         306,502
                                                                        -----------      ----------
 Net investment income................................................    3,207,956         358,639
                                                                        -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
 Net realized gain (loss) from:
   Investment transactions............................................    1,372,010       2,225,021
   Foreign currency transactions......................................      (14,248)              -
 Net change in unrealized appreciation/depreciation on investments and
   foreign currencies.................................................   (3,806,118)      2,529,356
                                                                        -----------      ----------
 Net realized and unrealized gain (loss) on investments and foreign
   currencies.........................................................   (2,448,356)      4,754,377
                                                                        -----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS................................  $   759,600      $5,113,016
                                                                        ===========      ==========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                            SIX MONTHS ENDED    YEAR ENDED
                                                                             APRIL 30, 2006  OCTOBER 31, 2005
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income.....................................................   $  2,605,818     $  5,445,594
 Net realized gain on investment transactions..............................        149,021          632,100
 Net change in unrealized appreciation/depreciation on investments.........     (4,069,311)      (3,403,049)
                                                                              ------------     ------------
 Increase (decrease) in net assets from operations.........................     (1,314,472)       2,674,645
                                                                              ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.....................................................     (2,969,099)      (4,865,040)
 Net realized gain on investments..........................................              -         (632,100)
 Return of capital.........................................................              -       (1,616,199)
                                                                              ------------     ------------
 Total distributions.......................................................     (2,969,099)      (7,113,339)
                                                                              ------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares..............................................      3,777,798       11,040,344
 Dividend reinvestments....................................................      1,673,430        4,648,102
 Cost of shares redeemed...................................................    (19,650,661)     (40,065,709)
                                                                              ------------     ------------
 Decrease in net assets from capital share transactions....................    (14,199,433)     (24,377,263)
                                                                              ------------     ------------
 Total decrease in net assets..............................................    (18,483,004)     (28,815,957)

NET ASSETS:
 Beginning of year.........................................................    165,973,702      194,789,659
                                                                              ------------     ------------
 End of year (including distributions in excess of net investment income of
   $532,749 and $169,468, respectively)....................................   $147,490,698     $165,973,702
                                                                              ============     ============
SHARE TRANSACTIONS:
 Shares sold...............................................................        403,022        1,162,672
 Shares issued to shareholders on reinvestment of dividends................        179,010          489,356
 Shares redeemed...........................................................     (2,109,304)      (4,220,380)
                                                                              ------------     ------------
 Decrease in shares from capital share transactions........................     (1,527,272)      (2,568,352)
                                                                              ============     ============

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                           SIX MONTHS ENDED    YEAR ENDED
                                                                            APRIL 30, 2006  OCTOBER 31, 2005
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income....................................................   $  1,633,846     $  3,703,880
 Net realized gain (loss) on investment transactions......................        365,066          299,727
 Net change in unrealized appreciation/depreciation on investments........     (1,289,529)      (2,755,318)
                                                                             ------------     ------------
 Increase in net assets from operations...................................        709,383        1,248,289
                                                                             ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income....................................................     (1,406,186)      (3,358,372)
 Net realized gain on investments.........................................       (289,342)               -
                                                                             ------------     ------------
 Total distributions......................................................     (1,695,528)      (3,358,372)
                                                                             ------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares.............................................      1,869,737        4,114,915
 Dividend reinvestments...................................................        843,016        1,897,217
 Cost of shares redeemed..................................................    (10,118,159)     (23,719,137)
                                                                             ------------     ------------
 Increase (decrease) in net assets from capital share transactions........     (7,405,406)     (17,707,005)
                                                                             ------------     ------------
 Total increase (decrease) in net assets..................................     (8,391,551)     (19,817,088)

NET ASSETS:
 Beginning of year........................................................     94,026,721      113,843,809
                                                                             ------------     ------------
 End of year (including accumulated undistributed (distributions in excess
   of) net investment income of $196,366 and $(31,294), respectively).....   $ 85,635,170     $ 94,026,721
                                                                             ============     ============
SHARE TRANSACTIONS:
 Shares sold..............................................................        174,374          379,795
 Shares issued to shareholders on reinvestment of dividends...............         78,690          175,163
 Shares redeemed..........................................................       (945,527)      (2,185,091)
                                                                             ------------     ------------
 Decrease in shares from capital share transactions.......................       (692,463)      (1,630,133)
                                                                             ============     ============

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                            SIX MONTHS ENDED    YEAR ENDED
                                                                                             APRIL 30, 2006  OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income....................................................................   $  3,207,956     $  7,249,304
  Net realized gain (loss) on investment and foreign currency transactions.................      1,357,762        3,611,619
  Net change in unrealized appreciation/depreciation on investments and foreign currencies.     (3,806,118)      (2,033,622)
                                                                                              ------------     ------------
  Increase in net assets from operations...................................................        759,600        8,827,301
                                                                                              ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
   ISI Class A Shares......................................................................     (4,214,594)      (7,838,916)
   ISI Class C Shares......................................................................       (333,473)        (595,672)
  Net realized gain on investments:
   ISI Class A Shares......................................................................              -         (785,944)
   ISI Class C Shares......................................................................              -          (70,866)
  Return of capital:
   ISI Class A Shares......................................................................              -       (1,356,475)
   ISI Class C Shares......................................................................              -         (122,309)
                                                                                              ------------     ------------
  Total distributions......................................................................     (4,548,067)     (10,770,182)
                                                                                              ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares:
   ISI Class A Shares......................................................................     14,538,842       30,035,408
   ISI Class C Shares......................................................................      1,381,744        3,448,814
  Dividend reinvestments:
   ISI Class A Shares......................................................................      1,891,152        5,220,552
   ISI Class C Shares......................................................................        141,568          359,466
  Cost of shares redeemed:
   ISI Class A Shares......................................................................    (24,510,464)     (60,640,430)
   ISI Class C Shares......................................................................     (2,078,730)      (6,317,975)
                                                                                              ------------     ------------
  Decrease in net assets from capital share transactions...................................     (8,635,888)     (27,894,165)
                                                                                              ------------     ------------
  Decrease in net assets...................................................................    (12,424,355)     (29,837,046)

NET ASSETS:
  Beginning of year........................................................................    193,045,138      222,882,184
                                                                                              ------------     ------------
  End of year (including distributions in excess of net investment income of
   $1,708,460 and $368,349, respectively)..................................................   $180,620,783     $193,045,138
                                                                                              ============     ============
SHARE TRANSACTIONS:
  Shares sold:
   ISI Class A Shares......................................................................      1,971,297        4,053,791
   ISI Class C Shares......................................................................        186,579          464,623
  Shares issued to shareholders on reinvestment of dividends:
   ISI Class A Shares......................................................................        255,317          704,417
   ISI Class C Shares......................................................................         19,153           48,592
  Shares redeemed:
   ISI Class A Shares......................................................................     (3,321,166)      (8,179,395)
   ISI Class C Shares......................................................................       (283,273)        (851,791)
                                                                                              ------------     ------------
  Decrease in shares from capital share transactions:
   ISI Class A Shares......................................................................     (1,094,552)      (3,421,187)
                                                                                              ============     ============
   ISI Class C Shares......................................................................        (77,541)        (338,576)
                                                                                              ============     ============

                      See Notes to Financial Statements.

ISI STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                    APRIL 30, 2006  OCTOBER 31, 2005
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income............................................   $   358,639      $   736,821
 Net realized gain (loss) on investment transactions..............     2,225,021          (35,017)
 Net change in unrealized appreciation/depreciation on investments     2,529,356        4,156,937
                                                                     -----------      -----------
 Increase in net assets from operations...........................     5,113,016        4,858,741
                                                                     -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income............................................      (353,952)        (753,672)
                                                                     -----------      -----------
 Total distributions..............................................      (353,952)        (753,672)
                                                                     -----------      -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares.....................................     8,040,188       18,477,449
 Dividend reinvestments...........................................       307,497          674,238
 Cost of shares redeemed..........................................    (5,738,508)      (7,971,409)
                                                                     -----------      -----------
 Increase in net assets from capital share transactions...........     2,609,177       11,180,278
                                                                     -----------      -----------
 Total increase in net assets.....................................     7,368,241       15,285,347

NET ASSETS:
 Beginning of year................................................    60,204,931       44,919,584
                                                                     -----------      -----------
 End of year (including undistributed net investment income of
   $46,555 and $41,868, respectively).............................   $67,573,172      $60,204,931
                                                                     ===========      ===========
SHARE TRANSACTIONS:
 Shares sold......................................................       632,145        1,583,999
 Shares issued to shareholders on reinvestment of dividends.......        24,078           56,938
 Shares redeemed..................................................      (446,730)        (679,145)
                                                                     -----------      -----------
 Increase in shares from capital share transactions...............       209,493          961,792
                                                                     ===========      ===========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI SHARES

                                            SIX MONTHS
                                              ENDED              FOR THE YEARS ENDED OCTOBER 31,
                                            APRIL 30,   ------------------------------------------------
                                               2006       2005      2004      2003      2002      2001
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year........  $   9.33   $   9.57  $   9.92  $  10.18  $  10.20  $   9.57
                                             --------   --------  --------  --------  --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................   0.15/1/    0.29/1/   0.24/1/      0.23      0.35      0.45
 Net realized and unrealized gain (loss) on
   investments.............................     (0.24)     (0.16)     0.19      0.01      0.20      0.82
                                             --------   --------  --------  --------  --------  --------
 Total from investment operations..........     (0.09)      0.13      0.43      0.24      0.55      1.27
                                             --------   --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
 Net investment income.....................     (0.17)     (0.25)    (0.23)    (0.25)    (0.40)    (0.45)
 Net realized gain on investments..........         -      (0.03)    (0.33)    (0.25)    (0.17)        -
 Tax return of capital.....................         -      (0.09)    (0.22)        -         -     (0.19)
                                             --------   --------  --------  --------  --------  --------
 Total distributions.......................     (0.17)     (0.37)    (0.78)    (0.50)    (0.57)    (0.64)
                                             --------   --------  --------  --------  --------  --------
 Net asset value, end of year..............  $   9.07   $   9.33  $   9.57  $   9.92  $  10.18  $  10.20
                                             ========   ========  ========  ========  ========  ========

TOTAL RETURN/2, 4/.........................     (0.95)%     1.38%     4.64%     2.30%     5.78%    13.57%

SUPPLEMENTAL DATA AND RATIOS/3/:
 Net assets, end of period (000s)..........  $147,491   $165,974  $194,790  $229,027  $262,928  $149,588
 Ratios to average daily net assets:
   Net investment income...................      3.31%      3.01%     2.56%     2.50%     3.64%     4.51%
   Expenses................................      0.74%      0.70%     0.69%     0.67%     0.74%     0.78%
 Portfolio turnover rate/4/................         5%        16%       31%      125%      129%       61%

--------------------------------------------------------------------------------
/1/Calculated using the average shares outstanding for the period.
/2/Total return excludes the effect of sales charges.
/3/Annualized for periods less than one year.
/4/Not annualized for periods less than one year.

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI SHARES

                                            SIX MONTHS
                                              ENDED            FOR THE YEARS ENDED OCTOBER 31,
                                            APRIL 30,  -----------------------------------------------
                                               2006      2005      2004      2003      2002      2001
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year........  $ 10.68   $  10.91  $  10.89  $  11.00  $  10.99  $ 10.47
                                             -------   --------  --------  --------  --------  -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................   .19/1/    0.40/1/   0.38/1/      0.40      0.45     0.45
 Net realized and unrealized gain (loss) on
   investments.............................     (.11)     (0.27)     0.08      0.01      0.09     0.55
                                             -------   --------  --------  --------  --------  -------
 Total from investment operations..........     0.08       0.13      0.46      0.41      0.54     1.00
                                             -------   --------  --------  --------  --------  -------

LESS DISTRIBUTIONS:
 Net investment income.....................    (0.17)     (0.36)    (0.44)    (0.47)    (0.45)   (0.45)
 Net realized gain on investments..........    (0.03)         -         -     (0.05)    (0.08)   (0.03)
                                             -------   --------  --------  --------  --------  -------
 Total distributions.......................    (0.20)     (0.36)    (0.44)    (0.52)    (0.53)   (0.48)
                                             -------   --------  --------  --------  --------  -------
 Net asset value, end of year..............  $ 10.56   $  10.68  $  10.91  $  10.89  $  11.00  $ 10.99
                                             =======   ========  ========  ========  ========  =======

TOTAL RETURN/2, 4/.........................     0.76%      1.19%     4.26%     3.89%     5.11%    9.76%

SUPPLEMENTAL DATA AND RATIOS/3/:
 Net assets, end of period (000s)..........  $85,635   $ 94,027  $113,844  $107,078  $103,198  $66,105
 Ratios to average daily net assets:
   Net investment income...................     3.65%      3.64%     3.53%     3.66%     3.92%    4.18%
   Expenses after waivers and/or
     reimbursements........................     0.89%      0.86%     0.88%     0.89%     0.94%    0.93%
   Expenses before waivers and/or
     reimbursements........................     0.89%      0.86%     0.88%     0.89%     0.96%    0.99%
 Portfolio turnover rate/4/................        5%         7%       17%       11%       11%      21%

--------------------------------------------------------------------------------
/1/Calculated using the average shares outstanding for the period.
/2/Total return excludes the effect of sales charges.
/3/Annualized for periods less than one year.
/4/Not annualized for periods less than one year.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI CLASS A SHARES/1/

                                                                                    APRIL 1,
                                          SIX MONTHS      FOR THE YEARS ENDED         2002        FOR THE YEARS
                                            ENDED             OCTOBER 31,            THROUGH     ENDED MARCH 31,
                                          APRIL 30,  ----------------------------  OCTOBER 31, ------------------
                                             2006      2005      2004      2003      2002/2/     2002      2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of
   period................................  $   7.34  $   7.41  $   7.73  $   8.03   $   7.80   $   8.17  $   8.07
                                           --------  --------  --------  --------   --------   --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income..................   0.13/3/   0.26/3/   0.24/3/      0.25       0.18       0.38      0.44
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions.................     (0.11)     0.06      0.03      0.07       0.41      (0.03)     0.38
                                           --------  --------  --------  --------   --------   --------  --------
  Total from investment operations.......      0.02      0.32      0.27      0.32       0.59       0.35      0.82
                                           --------  --------  --------  --------   --------   --------  --------

LESS DISTRIBUTIONS:
  Net investment income..................     (0.18)    (0.31)    (0.16)    (0.29)     (0.17)     (0.41)    (0.47)
  Net realized gain on investments.......         -     (0.03)    (0.08)    (0.33)     (0.07)     (0.23)    (0.13)
  Return of capital......................         -     (0.05)    (0.35)        -      (0.12)     (0.08)    (0.12)
                                           --------  --------  --------  --------   --------   --------  --------
  Total distributions....................     (0.18)    (0.39)    (0.59)    (0.62)     (0.36)     (0.72)    (0.72)
                                           --------  --------  --------  --------   --------   --------  --------
  Net asset value, end of period.........  $   7.18  $   7.34  $   7.41  $   7.73   $   8.03   $   7.80  $   8.17
                                           ========  ========  ========  ========   ========   ========  ========

TOTAL RETURN/4, 5/.......................      0.24%     4.39%     3.62%     4.14%      7.75%      4.38%    10.74%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s).......  $165,563  $177,101  $204,266  $267,756   $257,495   $220,629  $117,445
  Ratios to average daily net assets:/6/
    Net investment income................      3.47%     3.55%     3.22%     3.03%      3.84%      4.60%     5.62%
    Expenses.............................      1.05%     1.04%     1.05%     1.09%      1.01%      1.13%     1.24%
  Portfolio turnover rate/5/.............        12%       66%       47%      152%        95%       136%       89%

--------------------------------------------------------------------------------
/1/On May 16, 2003, ISI Shares were redesignated as ISI Class A Shares.
/2/The Fund changed its fiscal year end from March 31 to October 31. /3/Calculated using the average shares outstanding for the period.
/4/Total return excludes the effect of sales charges.
/5/Not annualized for periods less than one year.
/6/Annualized for periods less than one year.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI CLASS C SHARES

                                                                                              MAY 16,
                                                            SIX MONTHS  FOR THE YEARS ENDED   2003/1/
                                                              ENDED         OCTOBER 31,       THROUGH
                                                            APRIL 30,   ------------------  OCTOBER 31,
                                                               2006       2005      2004       2003
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period......................  $   7.33   $   7.40  $   7.72    $  8.20
                                                             --------   --------  --------    -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................................   0.10/2/    0.21/2/   0.19/2/       0.17
 Net realized and unrealized gain (loss) on investments and
   foreign currency transactions...........................     (0.10)      0.06      0.02      (0.38)
                                                             --------   --------  --------    -------
 Total from investment operations..........................      0.00       0.27      0.21      (0.21)
                                                             --------   --------  --------    -------

LESS DISTRIBUTIONS:
 Net investment income.....................................     (0.16)     (0.26)    (0.14)     (0.21)
 Net realized gain on investments..........................         -      (0.03)    (0.08)     (0.06)
 Return of capital.........................................         -      (0.05)    (0.31)         -
                                                             --------   --------  --------    -------
 Total distributions.......................................     (0.16)     (0.34)    (0.53)     (0.27)
                                                             --------   --------  --------    -------
 Net asset value, end of period............................  $   7.17   $   7.33  $   7.40    $  7.72
                                                             ========   ========  ========    =======

TOTAL RETURN/3,4/..........................................     (0.09)%     3.73%     2.91%     (2.62)%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)..........................  $ 15,058   $ 15,944  $ 18,616    $13,565
 Ratios to average daily net assets:/5/
   Net investment income...................................      2.82%      2.89%     2.50%      3.32%
   Expenses after waivers and/or reimbursements............      1.70%      1.69%     1.77%      1.85%
   Expenses before waivers and/or reimbursements...........      1.70%      1.69%     1.77%      2.12%
 Portfolio turnover rate/4/................................        12%        66%       47%       152%

--------------------------------------------------------------------------------
/1/Commencement of operations.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Not annualized for periods less than one year.
/5/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI STRATEGY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI SHARES

                                                                                  JUNE 1,
                                        SIX MONTHS     FOR THE YEARS ENDED         2002        FOR THE YEARS
                                          ENDED            OCTOBER 31,            THROUGH      ENDED MAY 31,
                                        APRIL 30,  ---------------------------  OCTOBER 31, -----------------
                                           2006      2005      2004      2003     2002/1/     2002      2001
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of
   period..............................  $  12.12  $  11.21  $  10.50  $  9.08    $ 10.23   $ 10.89   $ 12.15
                                         --------  --------  --------  -------    -------   -------   -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................   0.07/2/   0.16/2/   0.10/2/     0.08       0.05      0.12      0.25
 Net realized and unrealized gain
   (loss) on investments...............      0.93      0.91      0.70     1.42      (1.14)    (0.66)    (0.62)
                                         --------  --------  --------  -------    -------   -------   -------
 Total from investment
   operations..........................      1.00      1.07      0.80     1.50      (1.09)    (0.54)    (0.37)
                                         --------  --------  --------  -------    -------   -------   -------

LESS DISTRIBUTIONS:
 Net investment income.................     (0.07)    (0.16)    (0.09)   (0.08)     (0.06)    (0.12)    (0.27)
 Net realized gain on
   investments.........................         -         -         -        -          -         -     (0.62)
                                         --------  --------  --------  -------    -------   -------   -------
 Total distributions...................     (0.07)    (0.16)    (0.09)   (0.08)     (0.06)    (0.12)    (0.89)
                                         --------  --------  --------  -------    -------   -------   -------
 Net asset value, end of period........  $  13.05  $  12.12  $  11.21  $ 10.50    $  9.08   $ 10.23   $ 10.89
                                         ========  ========  ========  =======    =======   =======   =======

TOTAL RETURN/3, 4/.....................      8.25%     9.59%     7.71%   16.47%    (10.65)%   (4.93)%   (3.32)%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)......  $ 67,573  $ 60,205  $ 44,920  $30,262    $19,924   $24,398   $27,051
 Ratios to average daily net assets:/5/
   Net investment income...............      1.10%     1.33%     0.92%    0.77%      1.18%     1.14%     2.09%
   Expenses after waivers and/or
     reimbursements....................      0.94%     0.94%     1.12%    1.30%      1.30%     1.19%     1.00%
   Expenses before waivers and/or
     reimbursements....................      0.94%     0.94%     1.12%    1.79%      1.99%     1.42%     1.38%
 Portfolio turnover rate/4/............        15%       30%       66%      60%        12%       72%       57%

--------------------------------------------------------------------------------
/1/The Fund changed its fiscal year end from May 31 to October 31.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Not annualized for periods less than one year.
/5/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

  Total Return US Treasury Fund, Inc. ('Total Return'), Managed Municipal Fund, Inc. ('Managed Municipal'), North American Government Bond Fund, Inc. ('North American') and ISI Strategy Fund, Inc. ('Strategy'), (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

  Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

  Total Return, Managed Municipal and Strategy currently offer ISI Shares to investors. North American offers ISI North American Government Bond Fund
Class A Shares ('ISI Class A Shares') and ISI North American Government Bond Fund Class C Shares ('ISI Class C Shares'). ISI Shares and North American's ISI Class A Shares are subject to a maximum front-end sales charge of 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of North American's ISI Class C Shares if redeemed within the first year of purchase.

  Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B. VALUATION OF SECURITIES

  Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price ('NOCP'), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which over-the-counter quotations are readily available are generally valued at the mean between the last bid and last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

  When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the 'Board'). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time as of which the Funds value their investments if such an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

  If a fair value is required, the investment adviser or sub-adviser in the case of Strategy, determines the value of

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the security until the Board meets to establish the fair value of the security.

  As of April 30, 2006, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

  Total Return declares a dividend daily, and Managed Municipal and North American declare monthly dividends at fixed rates approved by the Funds' Board. These dividends are paid monthly. To the extent that their net investment income and short-term capital gains are less than the approved fixed rate, some of their dividends may be paid from long-term capital gains or as a return of shareholder capital. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E. FEDERAL INCOME TAXES

  Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all its taxable income. In addition, by distributing in each calendar year substantially all of its net income, capital gains and other amounts. Accordingly, no Federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION

  The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

  Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds and foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

G. FORWARD FOREIGN CURRENCY CONTRACTS

  North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

  The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. As of March 31, 2006, there were no open forward currency contracts.

H. REPURCHASE AGREEMENTS

  The Funds may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

securities to the Funds and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I. ESTIMATES

  In preparing its financial statements in conformity with US generally accepted accounting principles, management makes estimates and assumptions. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

  International Strategy & Investment, Inc. ('ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy each pay ISI an annual fee based on their average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

  ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through February 28, 2007, to the extent necessary, to limit the expenses of ISI Class C Shares to 1.85% of the class' average daily net assets. ISI has contractually agreed to waive its fees and/or reimburse expenses of Strategy through February 28, 2006, to the extent necessary, to limit all expenses to 1.30% of its average daily net assets. For the six months ended April 30, 2006, there were no fees waived.

  Los Angeles Capital Management and Equity Research, Inc. ('LA Capital Management') is Strategy's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. The Sub-Advisor is paid by ISI, not the Fund.

  Citigroup Fund Services, LLC ('Citigroup') serves as the Funds' Administrator, Accountant, and Transfer Agent. For its services, Citigroup receives a combined fee based on the aggregate average net assets of the Funds (subject to a minimum monthly fee) and monthly fees per open shareholder account. Average net asset-based fees are calculated daily and all fees are paid monthly.

  The Northern Trust Company is the Funds' Custodian.

  ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.40% and 1.00% (which includes up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively.

  For the six months ended April 30, 2006, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $2,125, $1,894 and $11,451, respectively, and $7,818 on sales of ISI Class A Shares of North American. ISI Group retained $2,215 of the back-end sales charges on the sale of ISI Class C Shares of North American.

  EJV Financial Services, LLC ("EJV") provides certain compliance support services to the Fund's Chief Compliance Officer. Ed J. Veilleux, Vice President of the Funds is also principal of EJV.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 3 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

  The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from US generally accepted accounting principles. Distributions during the fiscal years ended October 31, 2005 and 2004 were characterized for tax purposes as follows:

--------------------------------------------------------------------------------------------------------
                                                               Long-Term Capital
                     Ordinary Income      Tax-Exempt Income          Gains          Return of Capital
--------------------------------------------------------------------------------------------------------
                       October 31,           October 31,          October 31,          October 31,
                       -----------           -----------          -----------          -----------
                     2005       2004       2005       2004      2005      2004       2005       2004
                     ----       ----       ----       ----      ----      ----       ----       ----

Total Return      $5,069,701 $9,554,624 $        - $        - $427,439 $2,991,879 $1,616,199 $ 4,778,172

Managed Municipal     68,211    787,393  3,290,161  4,044,556        -          -          -           -

North American     9,291,398  5,217,465          -          -        -  2,884,276  1,478,784  11,380,175

Strategy             753,672    330,186          -          -        -          -          -           -
--------------------------------------------------------------------------------------------------------

  As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

----------------------------------------------------------------------------------------------------
                  Undistributed Undistributed Undistributed                Unrealized
                   Tax Exempt     Ordinary      Long-Term   Capital Loss  Appreciation
                     Income        Income     Capital Gains Carryforward (Depreciation)    Total
----------------------------------------------------------------------------------------------------

Total Return         $     -       $     -      $      -    $         -   $(5,460,143)  $(5,460,143)

Managed Municipal     84,094             -       289,285              -     3,213,387     3,586,766

North American             -             -             -              -    (6,115,149)   (6,115,149)

Strategy                   -        40,256             -     (2,047,065)    8,060,920     6,054,111
----------------------------------------------------------------------------------------------------

  The difference between book basis and tax basis unrealized appreciation (depreciation) for Strategy was primarily due to wash sales.

  Strategy's capital loss carryforwards of $95,684, $1,875,067 and $76,314 expire in 2009, 2010 and 2013, respectively. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

  The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, For the six months ended April 30, 2006, were as follows:

        -------------------------------------------------------------------------
                          Non-US Government Obligations US Government Obligations
        -------------------------------------------------------------------------
                           Purchases        Sales       Purchases       Sales

        Total Return      $         -    $         -    $7,234,246   $13,423,383

        Managed Municipal   4,017,900      8,465,856             -             -

        North American     11,378,279     24,543,118     7,940,025    19,084,455

        Strategy           11,589,852      8,798,155             -       729,080
        -------------------------------------------------------------------------

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 4 - MARKET AND CREDIT RISK

  North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by non-US governments may be affected by adverse international political and economic developments that may not impact the value of US government securities.

NOTE 5 - CONTRACTUAL OBLIGATIONS

  In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

NOTE 6 - PROXY VOTING INFORMATION

  A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is available, without charge and upon request, by calling (800) 955-7175. The Fund's proxy voting record for the 12-month period ended June 30, 2005 is available, without charge and upon request, by calling (800) 955-7175. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

  Total Return, Managed Municipal and North American are not required to adopt proxy voting policies and procedures.

NOTE 7 - AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

  The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Funds' Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

NOTE 8 - CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Effective January 6, 2006, Ernst & Young LLP ("E & Y") resigned as each Fund's independent registered public accountants. As of the same date and based upon the recommendation of each Fund's Audit and Compliance Committee, each Fund's Board of Directors approved Briggs Bunting & Dougherty, LLP as the Funds' independent registered public accounting firm for the Funds' fiscal years ending October 31, 2006. E & Y's reports on each Fund's financial statements for the fiscal years ended October 31, 2004 and October 31, 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope, or accounting principles. During the Funds' fiscal years ended October 31, 2004 and October 31, 2005 and during the period of November 1, 2005 through January 6, 2006 (collectively, the "Period"), (i) there were no disagreements with E & Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E & Y, would have caused it to make reference to the subject matter of disagreements in connection with its report on each Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

 LOGO


DIRECTORS AND OFFICERS

EDWARD S. HYMAN    STEPHEN V. KILLORIN
CHAIRMAN           VICE PRESIDENT
R. ALAN MEDAUGH    TREASURER
PRESIDENT          CHIEF COMPLIANCE OFFICER
W. MURRAY JACQUES  CHIEF FINANCIAL OFFICER
DIRECTOR           MARGARET M. BEELER
LOUIS E. LEVY      VICE PRESIDENT
DIRECTOR           SECRETARY
NANCY R. LAZAR     FREDERICK SKILLIN
VICE PRESIDENT     ASSISTANT TREASURER
CARRIE L. BUTLER   DANA A. LUKENS
VICE PRESIDENT     ASSISTANT SECRETARY
EDWARD J. VEILLEUX
VICE PRESIDENT     *Thomas D. Stevens is an
THOMAS D. STEVENS*  officer for only the ISI Strategy Fund.
VICE PRESIDENT

INVESTMENT ADVISOR

ISI, INC.
40 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
(800) 955-7175

SHAREHOLDER SERVICING AGENT

CITIGROUP FUND SERVICES, LLC
TWO PORTLAND SQUARE
PORTLAND, ME 04101
(800) 882-8585

DISTRIBUTOR

ISI GROUP, INC.
40 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
(800) 955-7175

ITEM 2. CODE OF ETHICS
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        NORTH AMERICAN GOVERNMENT BOND FUND, INC

By       /s/ R. Alan Medaugh
         ----------------------------
         R. Alan Medaugh, President

Date     June 26, 2006
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ R. Alan Medaugh
         ---------------------------
         R. Alan Medaugh, President

Date     June 26, 2006
         -----------------------------------


By       /s/ Stephen V. Killorin
         -------------------------------
         Stephen V. Killorin, Treasurer

Date     June 26, 2006
         -----------------------------------